    As filed with the Securities and Exchange Commission on January 8, 1999

                                                               File No. 33-19944
                                                                        811-2627

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. __                         [ ]


     Post-Effective Amendment No. 13                        [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No.  27                                      [X]


                          HARTFORD LIFE INSURANCE COMPANY
                               DC VARIABLE ACCOUNT-I
                             (Exact Name of Registrant)

                          HARTFORD LIFE INSURANCE COMPANY
                                (Name of Depositor)

                                   P.O. BOX 2999
                              HARTFORD, CT  06104-2999
                     (Address of Depositor's Principal Offices)

                                   (860) 843-6733
                (Depositor's Telephone Number, Including Area Code)

                              MARIANNE O'DOHERTY, ESQ.
                                HARTFORD LIFE, INC.
                                   P.O. BOX 2999
                              HARTFORD, CT  06104-2999
                      (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

      ___     immediately upon filing pursuant to paragraph (b) of Rule 485

      ___     on _________, 1999 pursuant to paragraph (b) of Rule 485

      ___     60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _X_     on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485
              this post-effective amendment designates a new effective date
      ___     for a previously filed post-effective amendment.


PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                               CROSS REFERENCE SHEET
                               PURSUANT TO RULE 495(a)



N-4 ITEM NO.                            PROSPECTUS HEADING

             PART A  - 12 YEAR CONTINGENT DEFERRED SALES CHARGE

1.  Cover Page                          Cover Page

2.  Definitions                         Glossary of Special Terms

3.  Synopsis or Highlights              Summary

4.  Condensed Financial Information     Accumulation Unit Values

5. General Description of Registrant, The Separate Accounts; Hartford Life Depositor, and Portfolio Companies Insurance Company; The Funds

6.  Deductions                          Contract Charges

7.  General Description of Variable     Death Benefits and Settlement
    Contracts                           Provisions

8.  Annuity Period                      Settlement Provisions

9.  Death Benefit                       Death Benefits

10. Purchases and Contract Value        The Contracts

11. Redemptions                         Settlement Provisions

12. Taxes                               Federal Tax Considerations

13. Legal Proceedings                   More Information - Are there any
                                        material legal proceedings affecting
                                        the Separate Accounts?

14. Table of Contents of the Statement  Table of Contents of the Statement
    of Additional Information           of Additional Information


                                 (PART B)

15. Cover Page                          Cover Page

16. Table of Contents                   Table of Contents

17. General Information and History     Introduction

18. Services                            None

19. Purchase of Securities              Distribution of Contracts
    being Offered

20. Underwriters                        Distribution of Contracts

21. Calculation of Performance Data     Calculation of Yield and Return

22. Annuity Payments                    Annuity Benefits

23. Financial Statements                Financial Statements


           PART A   -  7 YEAR CONTINGENT DEFERRED SALES CHARGE


1.  Cover Page                          Cover Page

2.  Definitions                         Glossary of Special Terms

3.  Synopsis or Highlights              Summary

4.  Condensed Financial Information     Accumulation Unit Values


5. General Description of Registrant, The Separate Accounts; Hartford Life Depositor, and Portfolio Companies Insurance Company; The Funds

6.  Deductions                          Contract Charges


7.  General Description of Variable     Death Benefits and Settlement
    Contracts                           Provisions

8.  Annuity Period                      Settlement Provisions

9.  Death Benefit                       Death Benefits


10. Purchases and Contract Value        The Contract

11. Redemptions                         Payment of Benefits

12. Taxes                               Federal Tax Considerations

13. Legal Proceedings                   More Information - Are there any
                                        material legal proceedings affecting
                                        the Separate Accounts?

14. Table of Contents of the Statement  Table of Contents of the Statement
    of Additional Information           of Additional Information

                                 PART B

15. Cover Page                          Part B; Statement of Additional
                                        Information

16. Table of Contents                   Table of Contents

17. General Information and History     Introduction

18. Services                            None

19. Purchase of Securities              Distribution of Contracts
    being Offered

20. Underwriters                        Distribution of Contracts

21. Calculation of Performance Data     Calculation of Yield and Return

22. Annuity Payments                    Annuity Benefits

23. Financial Statements                Financial Statements

                                  PART C

24. Financial Statements and            Financial Statements and
    Exhibits                            Exhibits

25. Directors and Officers of the       Directors and Officers of the
    Depositor                           Depositor

26. Persons Controlled by or Under      Persons Controlled by or Under
    Common Control with the Depositor   Common Control with the Depositor
    or Registrant                       or Registrant

27. Number of Contract Owners           Number of Contract Owners

28. Indemnification                     Indemnification

29. Principal Underwriters              Principal Underwriters

30. Location of Accounts and Records    Location of Accounts and Records

31. Management Services                 Management Services

32. Undertakings                        Undertakings

                                     PART A

     HARTFORD
     LIFE INSURANCE COMPANY
     [PRODUCT NAME]
     GROUP VARIABLE ANNUITY CONTRACTS
 [LOGO]
     ISSUED BY HARTFORD LIFE INSURANCE COMPANY
     WITH RESPECT TO DC-I AND DC-II

     This Prospectus sets forth information you should know before you purchase or become a Participant under the [PRODUCT NAME] group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully.



     Hartford Life Insurance Company ("Hartford", "we" or "us") issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.



     We hold Contributions in a Separate Account known as Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the period before annuity payments start (the "Accumulation Period"). When annuity payments start (the "Annuity Period"), Contract Values are held in a Separate Account that is a series of Hartford Life Insurance Company Separate Account Two ("DC-II"). The Contracts may also contain additional separate accounts not described in this Prospectus. These additional separate accounts are not required to be registered with the Securities and Exchange Commission.



     Additionally, the Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions on a Contract Owner's ability to transfer Participant Account values to or from the General Account contract or option. The General Account option or contract and these restrictions, if any, are not described in this Prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission.



     We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The following Sub-Accounts are available under the Contracts. Also listed is the name of the underlying Fund for each Sub-Account.



 - Hartford Advisers Sub-Account which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.



 - Hartford Bond Sub-Account which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.



 - Calvert Social Balanced Sub-Account which purchases shares of Calvert Social Balanced Portfolio Series of Calvert Variable Series, Inc.



 - Hartford Capital Appreciation Sub-Account which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.



 - Hartford Dividend and Growth Sub-Account which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.



 - Hartford Index Sub-Account which purchases shares of Class IA of Hartford Index HLS Fund, Inc.



 - Hartford International Opportunities Sub-Account which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.



 - Hartford Money Market Sub-Account which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.



 - Hartford Mortgage Securities Sub-Account which purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.



 - Hartford Stock Sub-Account which purchases shares of Class IA of Hartford Stock HLS Fund, Inc.

     If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract and, like this Prospectus, is filed with the Securities and Exchange Commission. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus. Although we file the Prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.



     This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website
 (HTTP://WWW.SEC.GOV).



     This group variable annuity contract IS NOT:



 -  A bank deposit or obligation



 -  Federally insured



 -  Endorsed by any bank or governmental agency



 Prospectus Dated: [May 1, 1999]
 Statement of Additional Information Dated: [May 1, 1999]

                               TABLE OF CONTENTS



 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 GLOSSARY OF SPECIAL TERMS...............................................    4
 FEE TABLE...............................................................    6
 SUMMARY.................................................................    9
 ACCUMULATION UNIT VALUES................................................   11
 PERFORMANCE RELATED INFORMATION.........................................   15
 HARTFORD LIFE INSURANCE COMPANY.........................................   15
 THE SEPARATE ACCOUNTS...................................................   16
 THE FUNDS...............................................................   16
 GENERAL ACCOUNT OPTION..................................................   19
 ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS................   19
 CONTRACT CHARGES........................................................   20
   Contingent Deferred Sales Charge ("Sales Charge").....................   20
   Is there ever a time when the Sales Charge does not apply?............   20
   Mortality, Expense Risk and Administrative Charge.....................   21
   Premium Taxes.........................................................   21
   Experience Rating under the Contracts.................................   22
 THE CONTRACTS...........................................................   22
   The Contracts Offered.................................................   22
   Purchase of a Contract................................................   22
   Contract Rights and Privileges and Assignments........................   22
   Pricing and Crediting of Contributions................................   22
   May I make changes in the amounts of my Contribution?.................   23
   May I transfer assets between the Sub-Accounts?.......................   23
   Dollar Cost Averaging Programs........................................   23
   How do I know what my Participant Account is worth?...................   24
   How are the underlying Fund shares valued?............................   25
 DEATH BENEFITS..........................................................   25
   Determination of the Beneficiary......................................   25
   Death before the Annuity Commencement Date............................   25
   Death on or after the Annuity Commencement Date.......................   25
 SETTLEMENT PROVISIONS...................................................   26
   Can payment of the Surrender value ever be postponed beyond the
    seven-day period?....................................................   26
   May I Surrender once Annuity Payments have started?...................   26
   What are Annuity Rights?..............................................   26
   How do I elect an Annuity Commencement Date and Annuity payment
    option?..............................................................   26
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   27
   How are Contributions made to establish an Annuity Account?...........   27
   Can a Contract be suspended by a Contract Owner?......................   27
   Annuity Payment Options...............................................   27
   How are Variable Annuity payments determined?.........................   28
 FEDERAL TAX CONSIDERATIONS..............................................   29
 MORE INFORMATION........................................................   32
   Can a Contract be modified?...........................................   32
   Can Hartford waive any rights under a Contract?.......................   32
   How are the contracts sold?...........................................   33
   Who is the custodian of the Separate Accounts' assets?................   33
   Are there any material legal proceedings affecting the Separate
    Accounts?............................................................   33
   Year 2000.............................................................   33
   Are you relying on any experts as to any portion of this
    Prospectus?..........................................................   34
   How may I get additional information?.................................   34
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   35

                           GLOSSARY OF SPECIAL TERMS


ACCUMULATION PERIOD: The period before the start of Annuity payments.



ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payments to you.



ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 2999, Hartford, CT 06104-2999 Attn: Service Center Administration, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT 06089.



ANNUITANT: The person on whose life Annuity payments are based.



ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payments under the Contracts.



ANNUITY: A series of payments for life or another designated period.



ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payments to you.



ANNUITY PERIOD: The period during which we make Annuity payments to you.



ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payments we make to you.



BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.


CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.


CONTRACT OWNER: The Employer or entity owning the Contract.



CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.



CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.



DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.



DC VARIABLE ACCOUNT I OR DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.



DC VARIABLE ACCOUNT II OR DC-II: Our Separate Account that is a series of Hartford Life Insurance Company Separate Account Two.



DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of section 457 of the Code and the regulations issued thereunder.



EMPLOYER: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or other eligible persons.


FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.


FUNDS: the Funds described in this Prospectus or any supplement to the Prospectus.



GENERAL ACCOUNT: Our General Account that consists of all of our company assets other than those allocated to our separate accounts.



HARTFORD, WE OR US: Hartford Life Insurance Company.



MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT: A term used to describe, for record keeping purposes, any employee or other eligible person electing to participate in the Deferred Compensation Plan of the Employer/Contract Owner.



PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of Participant under the Contract are allocated.



PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.



PLAN: The Deferred Compensation Plan or Qualified Plan of an Employer.



PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.



QUALIFIED PLAN: A retirement plan of an Employer that qualifies for special tax treatment under section 401 of the Code.



RELATED PARTICIPANT DIRECTED ACCOUNT OPTION: A Participant directed investment account under the Plan that is identified by the Contract Owner and accepted by Hartford for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract.



SEPARATE ACCOUNTS: The accounts that we establish to separate the assets of the Sub-Accounts from our company assets. For the Contracts, the Separate Accounts are entitled Hartford Life Insurance Company DC Variable Account-I ("DC-I") and a series of Hartford Life Insurance Company Separate Account Two ("DC-II").



SUB-ACCOUNT: Divisions established within a Separate Account.



SURRENDER: Any partial or complete withdrawal or transfer of Contract values.



TERMINATION VALUE: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).



VALUATION PERIOD: The period between the close of business on successive Valuation Days.



VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE
                                    SUMMARY
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)



 Sales Charge on Purchases (as a percentage of premium payments)...    None
 Exchange Fee......................................................        $0
 Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
     First through Sixth Year......................................       5%
     Seventh and Eighth Year.......................................       4%
     Ninth and Tenth Year..........................................       3%
     Eleventh and Twelfth Year.....................................       2%
     Thirteenth Year...............................................       0%
 Annual Maintenance Fee............................................      $0
 Annual Expenses -- Separate Account (as a percentage of average account value)
     Mortality and Expense Risk (DC-I) (1)
      (.50% mortality, .15% expense and .25% administration).......   0.900%
     Mortality and Expense Risk (DC-II)
      (.85% mortality, . 15% expense and .25% administration)......   1.250%


---------


(1) The Mortality and Expense Risk charge under Separate Account DC-I is 0.750% of the average daily net assets of DC-I for contract values which exceed $50 million.



    We may eliminate or change the Contingent Deferred Sales Charge and Mortality and Expense Risk charge. See "Experience Rating of Contracts," page
 - .



    The following table shows annual operating expenses after waiver and reimbursements for December 31, 1997:



                         Annual Fund Operating Expenses
                        (as a percentage of net assets)



                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Hartford Bond Fund..............................   0.515%     0.020%     0.535%
 Hartford Stock Fund.............................   0.455%     0.020%     0.475%
 Hartford Money Market Fund......................   0.450%     0.015%     0.465%
 Hartford Advisers Fund..........................   0.635%     0.020%     0.655%
 Hartford Capital Appreciation Fund..............   0.645%     0.020%     0.665%
 Hartford Mortgage Securities Fund...............   0.450%     0.025%     0.475%
 Hartford Index Fund.............................   0.400%     0.015%     0.415%
 Hartford International Opportunities Fund.......   0.705%     0.090%     0.795%
 Calvert Social Balanced Portfolio(1)............   0.690%     0.120%     0.810%
 Hartford Dividend & Growth Fund.................   0.685%     0.020%     0.705%


---------


(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. Management and Advisory Expenses includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

EXAMPLE DC-I (0.90% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)



                                                              If you annuitize your
                           If you surrender your Contract     Contract at the end of the       If you do not surrender your
                           at the end of the applicable       applicable time period, you      Contract, you would pay the
                           time period, you would pay the     would pay the following          following expenses on a
                           following expenses on a $1,000     expenses on a $1,000             $1,000 investment, assuming a
                           investment, assuming a 5%          investment, assuming a 5%        5% annual return on assets:
                           annual return on assets:           annual return on the assets:

                                                                       3      5                         3      5
 SUB-ACCOUNT               1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR YEARS  YEARS  10 YEARS    1 YEAR YEARS  YEARS  10 YEARS
                           ------ ------- ------- --------    ------ ------ ------ --------    ------ ------ ------ --------
 Bond Fund................  $ 66   $ 101   $ 138    $ 215      $ 15   $ 46   $ 79    $ 173      $ 15   $ 46   $ 79    $ 173
 Stock Fund...............    66      99     135      209        14     44     76      166        14     44     76      166
 Money Market Fund........    66      99     135      208        14     44     75      165        14     44     75      165
 Advisers Fund............    68     105     144      228        16     49     85      186        16     49     85      186
 Capital Appreciation
   Fund...................    68     105     145      229        16     50     86      187        16     50     86      187
 Mortgage Securities
   Fund...................    66      99     135      209        14     44     76      166        14     44     76      166
 Index Fund...............    65      98     132      202        13     42     72      159        13     42     72      159
 International
   Opportunities Fund.....    69     109     151      243        17     54     93      202        17     54     93      202
 Calvert Social Balanced
   Portfolio..............    69     109     152      245        18     54     94      203        18     54     94      203
 Dividend & Growth Fund...    68     106     147      233        16     51     88      192        16     51     88      192



    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.



    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.



EXAMPLE DC-I (0.75% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)



                                                              If you annuitize your
                           If you surrender your Contract     Contract at the end of the       If you do not surrender your
                           at the end of the applicable       applicable time period, you      Contract, you would pay the
                           time period, you would pay the     would pay the following          following expenses on a
                           following expenses on a $1,000     expenses on a $1,000             $1,000 investment, assuming a
                           investment, assuming a 5%          investment, assuming a 5%        5% annual return on assets:
                           annual return on assets:           annual return on the assets:

                                                                       3      5                         3      5
 SUB-ACCOUNT               1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR YEARS  YEARS  10 YEARS    1 YEAR YEARS  YEARS  10 YEARS
                           ------ ------- ------- --------    ------ ------ ------ --------    ------ ------ ------ --------
 Bond Fund................  $ 65   $  97   $ 131    $ 199      $ 13   $ 41   $ 71    $ 156      $ 13   $ 41   $ 71    $ 156
 Stock Fund...............    64      95     128      192        13     39     68      149        13     39     68      149
 Money Market Fund........    64      95     127      191        12     39     67      148        12     39     67      148
 Advisers Fund............    66     100     137      212        14     45     77      169        14     45     77      169
 Capital Appreciation
   Fund...................    66     101     137      213        15     45     78      171        15     45     78      171
 Mortgage Securities
   Fund...................    64      95     128      192        13     39     68      149        13     39     68      149
 Index Fund...............    64      93     125      186        12     37     64      142        12     37     64      142
 International
   Opportunities Fund.....    68     104     144      227        16     49     85      185        16     49     85      185
 Calvert Social Balanced
   Portfolio..............    68     105     145      229        16     50     86      187        16     50     86      187
 Dividend & Growth Fund...    67     102     139      217        15     46     80      175        15     46     80      175



    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.



    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-II (1.25% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)



                           If you surrender your Contract     If you annuitize your Contract    If you do not surrender your
                           at the end of the applicable       at the end of the applicable      Contract, you would pay the
                           time period, you would pay the     time period, you would pay the    following expenses on a $1,000
                           following expenses on a $1,000     following expenses on a $1,000    investment, assuming a 5%
                           investment, assuming a 5%          investment, assuming a 5%         annual return on assets:
                           annual return on assets:           annual return on the assets:

                                                                       3                                 3
 SUB-ACCOUNT               1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR YEARS  5 YEARS 10 YEARS    1 YEAR YEARS  5 YEARS 10 YEARS
                           ------ ------- ------- --------    ------ ------ ------- --------    ------ ------ ------- --------
 Bond Fund................  $ 70   $ 112   $ 156    $ 252      $ 18   $ 57   $  97    $ 211      $ 18   $ 57   $  97    $ 211
 Stock Fund (1)...........    69     110     153      246        18     55      94      205        18     55      94      205
 Money Market Fund........    69     109     152      245        18     54      94      204        18     54      94      204
 Advisers Fund (1)........    71     115     162      265        20     60     104      224        20     60     104      224
 Capital Appreciation Fund
   (1)....................    69     110     153      246        18     55      94      205        18     55      94      205
 Mortgage Securities
   Fund...................    69     108     150      240        17     53      91      198        17     53      91      198
 Index Fund (2)...........    72     119     169      279        21     65     111      239        21     65     111      239
 International
   Opportunities Fund.....    71     115     162      266        20     61     104      225        20     61     104      225
 Dividend & Growth Fund...    73     120     170      281        21     65     112      241        21     65     112      241
 Calvert Social Balanced
   Portfolio..............    72     117     164      270        20     62     106      230        20     62     106      230


------------

(1) Hartford voluntarily reduces the charge for administrative undertakings with respect to assets allocated to certain of the sub-accounts in DC-II. The reduced total charge for mortality, expense risk and administrative undertakings in these sub-accounts is as follows: Stock Fund, 1.24%; Advisers Fund, 1.20%; Capital Appreciation, 1.21%.



(2) With respect to the Index Fund Sub-Account, the combined total of the applicable charge for mortality, expense risk and administrative undertakings and expense of the underlying Fund are voluntarily limited to 1.25%.



    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.



    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                    SUMMARY



WHAT ARE THE CONTRACTS?



    The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan. We can also issue the Contracts in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.



WHAT IS THE ACCUMULATION PERIOD?



    During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of DC-I.



    During the Accumulation Period a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (see "May I transfer assets between Sub-Accounts?" commencing on page - ).



WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?



    There is no deduction for sales charges at the time Contributions are made to the Contract. A contingent deferred sales charge ("Sales Charge") is deducted from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.



 PARTICIPANT'S CONTRACT YEARS                      SALES CHARGE
 ------------------------------------------------  ------------
 During the First and Sixth Year.................     5        %
 During the Seventh and Eighth Year..............     4        %
 During the Ninth and Tenth Year.................     3        %
 During the Eleventh and Twelfth Year............     2        %
 During the Thirteenth Year......................     0        %



    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts", page - ). The Sales Charge will never exceed 8.5% of aggregate Contributions to a Participant's Account.



    No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?" commencing on page - .)



WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?



    Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Accounts during the life of the Contract. This is the charge for Mortality, Expense Risk and Administrative Undertakings. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:



                                                           SEPARATE
                                                           ACCOUNT
                                                         ------------
                                                         DC-I   DC-II
                                                         -----  -----
Rate per annum
  (Contract values of $50,000,000 or less).............  0.90%  1.25%
Rate per annum
  (Contract values in excess of $50,000,000)...........  0.75%  1.25%



    We will determine eligibility for the lower per annum rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for Mortality, Expense Risk and Administrative Undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

IS THERE A DEDUCTION FOR PREMIUM TAXES?



    We make deductions during the Accumulation Period and Annuity Period, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%. (See "Contract Charges," page - .)



IS THERE A DEATH BENEFIT?



    We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits" commencing on page - .)



WHAT IS THE ANNUITY PERIOD?



    At the end of the Accumulation Period, we will allocate Contract values held with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner.



WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?



    When you purchase an Annuity, you may choose one of the following Annuity payment options, or receive a lump sum payment:



LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.



- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.



LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.



UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payment Option 3 on page - for a discussion of how the remaining value is determined.



JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.



- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.



- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.



PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.



- Option 5 does not involve life contingencies and does not provide any mortality guarantee.



- Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges.



    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    The following information has been derived the audited financial statements of the Separate Accounts, which have been audited by Arthur Anderson LLP, independent public accountants, as indicated in their reports with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


                                                                  YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------
                                            1997     1996     1995     1994     1993     1992     1991      1990
                                          -------- -------- -------- -------- -------- -------- --------  --------
 DC-I
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation unit value at beginning of
  period................................. $  4.201 $  4.099 $  3.499 $  3.689 $  3.388 $  3.251 $  2.827  $  2.640
 Accumulation unit value at end of
  period................................. $  4.641 $  4.201 $  4.099 $  3.499 $  3.689 $  3.388 $  3.251  $  2.827
 Number of accumulation units outstanding
  at end of period (in thousands)........    8,821    8,711    8,630    9,090   10,092   10,253   10,201     9,871
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation unit value at beginning of
  period................................. $ 11.059 $  8.979 $  6.773 $  6.990 $  6.190 $  5.695 $  4.628  $  4.875
 Accumulation unit value at end of
  period................................. $ 14.413 $ 11.059 $  8.979 $  6.773 $  6.990 $  6.190 $  5.695  $  4.628
 Number of accumulation units outstanding
  at end of period (in thousands)........   44.558   42,224   39,271   39,551   37,542   34,861   32,700    29,962
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 14, 1982)
 Accumulation unit value at beginning of
  period................................. $  2.738 $  2.629 $  2.515 $  2.450 $  2.410 $  2.354 $  2.248  $  2.106
 Accumulation unit value at end of
  period................................. $  2.861 $  2.738 $  2.629 $  2.515 $  2.450 $  2.410 $  2.354  $  2.248
 Number of accumulation units outstanding
  at end of period (in thousands)........   11,208    9,609    7,884    9,548    9,298    9,999   10,936    11,181
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation unit value at beginning of
  period................................. $  4.213 $  3.649 $  2.876 $  2.993 $  2.700 $  2.524 $  2.123  $  2.123
 Accumulation unit value at end of
  period................................. $  5.204 $  4.213 $  3.649 $  2.876 $  2.993 $  2.700 $  2.524  $  2.123
 Number of accumulation units outstanding
  at end of period (in thousands)........  137,947  136,232  128,415  126,437  119,064  105,648   93,981    84,223


                                            1989      1988
                                          --------  --------
 DC-I
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation unit value at beginning of
  period................................. $  2.384  $  2.244
 Accumulation unit value at end of
  period................................. $  2.640  $  2.384
 Number of accumulation units outstanding
  at end of period (in thousands)........    9,462     9,015
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation unit value at beginning of
  period................................. $  3.916  $  3.332
 Accumulation unit value at end of
  period................................. $  4.875  $  3.916
 Number of accumulation units outstanding
  at end of period (in thousands)........   28,198    25,658
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 14, 1982)
 Accumulation unit value at beginning of
  period................................. $  1.954  $  1.842
 Accumulation unit value at end of
  period................................. $  2.106  $  1.954
 Number of accumulation units outstanding
  at end of period (in thousands)........    8,871     8,703
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation unit value at beginning of
  period................................. $  1.766  $  1.566
 Accumulation unit value at end of
  period................................. $  2.123  $  1.766
 Number of accumulation units outstanding
  at end of period (in thousands)........   74,660    62,335

                                                                     YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------
                                            1997      1996      1995      1994      1993      1992      1991      1990
                                          --------  --------  --------  --------  --------  --------  --------  --------
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation unit value at beginning of
   period................................ $  6.552  $  5.482  $  4.257  $  4.204  $  3.524  $  3.050  $  2.004  $  2.278
 Accumulation unit value at end of
   period................................ $  7.952  $  6.552  $  5.482  $  4.257  $  4.204  $  3.524  $  3.050  $  2.004
 Number of accumulation units outstanding
   at end of period (in thousands).......   62,609    59,279    52,278    46,086    36,598    25,900    19,437    15,293
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1985)
 Accumulation unit value at beginning of
   period................................ $  2.430  $  2.335  $  2.034  $  2.093  $  1.993  $  1.929  $  1.702  $  1.571
 Accumulation unit value at end of
   period................................ $  2.628  $  2.430  $  2.335  $  2.034  $  2.093  $  1.993  $  1.929  $  1.702
 Number of accumulation units outstanding
   at end of period (in thousands).......    9,204    10,597    11,067    10,782    11,722    12,046    11,855    10,291
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1987)
 Accumulation unit value at beginning of
   period................................ $  1.520  $  2.353  $  1.738  $  1.735  $  1.605  $  1.522  $  1.190  $  1.255
 Accumulation unit value at end of
   period................................ $  1.907  $  1.520  $  2.353  $  1.738  $  1.735  $  1.605  $  1.522  $  1.190
 Number of accumulation units outstanding
   at end of period (in thousands).......   67,788    49,989    19,816    15,356    13,489    11,720     8,519     6,350
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation unit value at beginning of
   period................................ $  2.152  $  1.929  $  1.504  $  1.573  $  1.475  $  1.388  $  1.207  $  1.173
 Accumulation unit value at end of
   period................................ $  2.563  $  2.152  $  1.929  $  1.504  $  1.573  $  1.475  $  1.388  $  1.207
 Number of accumulation units outstanding
   at end of period (in thousands).......   10,795    10,160     9,009     7,899     7,199     5,215     3,508     2,036
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation unit value at beginning of
   period................................ $  1.488  $  1.330  $  1.181  $  1.220  $  0.924  $  0.979  $  0.877  $  1.000
 Accumulation unit value at end of
   period................................ $  1.459  $  1.488  $  1.330  $  1.181  $  1.220  $  0.924  $  0.979  $  0.877
 Number of accumulation units outstanding
   at end of period (in thousands).......   38,369    43,558    35,671    38,270    19,894     8,061     4,663     2,564


                                            1989      1988
                                          --------  --------
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation unit value at beginning of
   period................................ $  1.858  $  1.490
 Accumulation unit value at end of
   period................................ $  2.278  $  1.858
 Number of accumulation units outstanding
   at end of period (in thousands).......   13,508     9,970
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1985)
 Accumulation unit value at beginning of
   period................................ $  1.406  $  1.313
 Accumulation unit value at end of
   period................................ $  1.571  $  1.406
 Number of accumulation units outstanding
   at end of period (in thousands).......    8,919     9,005
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1987)
 Accumulation unit value at beginning of
   period................................ $  0.975  $  0.850
 Accumulation unit value at end of
   period................................ $  1.255  $  0.975
 Number of accumulation units outstanding
   at end of period (in thousands).......    3,639     1,946
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation unit value at beginning of
   period................................ $  1.000        --
 Accumulation unit value at end of
   period................................ $  1.173        --
 Number of accumulation units outstanding
   at end of period (in thousands).......      629        --
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation unit value at beginning of
   period................................       --        --
 Accumulation unit value at end of
   period................................       --        --
 Number of accumulation units outstanding
   at end of period (in thousands).......       --        --

                                                           YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------
                                           1997    1996    1995   1994   1993   1992   1991   1990
                                          ------- ------- ------ ------ ------ ------ ------ ------
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation unit value at beginning of
   period................................ $ 1.490 $ 1.224 $1.000     --     --     --     --     --
 Accumulation unit value at end of
   period................................ $ 1.949 $ 1.490 $1.224     --     --     --     --     --
 Number of accumulation units outstanding
   at end of period (in thousands).......  37.647  20,897  6,317     --     --     --     --     --
 DC-II
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 25, 1982)
 Accumulation unit value at beginning of
   period................................ $ 4.187 $ 4.095 $3.500 $3.689 $3.389 $3.251 $2.827 $2.641
 Accumulation unit value at end of
   period................................ $ 4.604 $ 4.187 $4.095 $3.500 $3.689 $3.389 $3.251 $2.827
 Number of accumulation units outstanding
   at end of period (in thousands).......   1,606   1,655  1,368  1,123    992    816    732    724
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation unit value at beginning of
   period................................ $11.017 $ 8.968 $6.771 $6.988 $6.188 $5.694 $4.627 $4.874
 Accumulation unit value at end of
   period................................ $14.295 $11.017 $8.968 $6.771 $6.988 $6.188 $5.694 $4.627
 Number of accumulation units outstanding
   at end of period (in thousands).......   5,082   4,885  4,413  3,885  3,181  2,517  1,885  1,467
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation unit value at beginning of
   period................................ $ 2.725 $ 2.624 $2.512 $2.447 $2.407 $2.351 $2.245 $2.103
 Accumulation unit value at end of
   period................................ $ 2.834 $ 2.725 $2.624 $2.512 $2.447 $2.407 $2.351 $2.245
 Number of accumulation units outstanding
   at end of period (in thousands).......   1,473   1,333    989    905    886    884    929    881
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation unit value at beginning of
   period................................ $ 4.201 $ 3.647 $2.876 $2.993 $2.700 $2.524 $2.123 $2.123
 Accumulation unit value at end of
   period................................ $ 5.168 $ 4.201 $3.647 $2.876 $2.993 $2.700 $2.524 $2.123
 Number of accumulation units outstanding
   at end of period (in thousands).......  10,299  10,505  9,212  8,279  7,023  7,323  6,220  5,565


                                           1989   1988
                                          ------ ------
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation unit value at beginning of
   period................................     --     --
 Accumulation unit value at end of
   period................................     --     --
 Number of accumulation units outstanding
   at end of period (in thousands).......     --     --
 DC-II
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 25, 1982)
 Accumulation unit value at beginning of
   period................................ $2.385 $2.244
 Accumulation unit value at end of
   period................................ $2.641 $2.385
 Number of accumulation units outstanding
   at end of period (in thousands).......    594    433
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation unit value at beginning of
   period................................ $3.915 $3.331
 Accumulation unit value at end of
   period................................ $4.874 $3.915
 Number of accumulation units outstanding
   at end of period (in thousands).......  1,156  1,011
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation unit value at beginning of
   period................................ $1.951 $1.840
 Accumulation unit value at end of
   period................................ $2.103 $1.951
 Number of accumulation units outstanding
   at end of period (in thousands).......    718    628
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation unit value at beginning of
   period................................ $1.766 $1.566
 Accumulation unit value at end of
   period................................ $2.123 $1.766
 Number of accumulation units outstanding
   at end of period (in thousands).......  5,227  4,631

                                                           YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------
                                           1997    1996    1995   1994   1993   1992   1991   1990
                                          ------- ------- ------ ------ ------ ------ ------ ------
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation unit value at beginning of
   period................................ $ 6.533 $ 5.478 $4.257 $4.204 $3.524 $3.050 $2.004 $2.278
 Accumulation unit value at end of
   period................................ $ 7.896 $ 6.533 $5.478 $4.257 $4.204 $3.524 $3.050 $2.004
 Number of accumulation units outstanding
   at end of period (in thousands).......  11,032  10,979  9,081  6,923  4,940  3,276  2,113  1,455
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1985)
 Accumulation unit value at beginning of
   period................................ $ 2.421 $ 2.333 $2.034 $2.093 $1.993 $1.929 $1.702 $1.571
 Accumulation unit value at end of
   period................................ $ 2.606 $ 2.421 $2.333 $2.034 $2.093 $1.993 $1.929 $1.702
 Number of accumulation units outstanding
   at end of period (in thousands).......   1,035   1,141  1,149    994    942    802    736    582
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1985)
 Accumulation unit value at beginning of
   period................................ $ 2.848 $ 2.353 $1.738 $1.735 $1.605 $1.522 $1.190 $1.255
 Accumulation unit value at end of
   period................................ $ 3.745 $ 2.848 $2.353 $1.738 $1.735 $1.605 $1.522 $1.190
 Number of accumulation units outstanding
   at end of period (in thousands).......   5,415   4,378  3,153  2,376  1,862  1,437    871    595
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation unit value at beginning of
   period................................ $ 2.021 $ 1.817 $1.417 $1.483 $1.391 $1.308 $1.138 $1.106
 Accumulation unit value at end of
   period................................ $ 2.396 $ 2.021 $1.817 $1.417 $1.483 $1.391 $1.308 $1.138
 Number of accumulation units outstanding
   at end of period (in thousands).......   1,291   1,193    923    693    498    317    187     94
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation unit value at beginning of
   period................................ $ 1.483 $ 1.329 $1.181 $1.220 $0.924 $0.979 $0.877 $1.000
 Accumulation unit value at end of
   period................................ $ 1.469 $ 1.483 $1.329 $1.181 $1.220 $0.924 $0.979 $0.877
 Number of accumulation units outstanding
   at end of period (in thousands).......   5.864   5,996  4,520  3,640  1,495    553    220     52
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation unit value at beginning of
   period................................ $ 1.490 $ 1.223 $1.000     --     --     --     --     --
 Accumulation unit value at end of
   period................................ $ 1.933 $ 1.490 $1.223     --     --     --     --     --
 Number of accumulation units outstanding
   at end of period (in thousands).......   6,877   3,874    558     --     --     --     --     --


                                           1989   1988
                                          ------ ------
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation unit value at beginning of
   period................................ $1.858 $1.490
 Accumulation unit value at end of
   period................................ $2.278 $1.858
 Number of accumulation units outstanding
   at end of period (in thousands).......  1,037    787
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1985)
 Accumulation unit value at beginning of
   period................................ $1.406 $1.313
 Accumulation unit value at end of
   period................................ $1.571 $1.406
 Number of accumulation units outstanding
   at end of period (in thousands).......    845    764
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1985)
 Accumulation unit value at beginning of
   period................................ $0.975 $0.850
 Accumulation unit value at end of
   period................................ $1.255 $0.975
 Number of accumulation units outstanding
   at end of period (in thousands).......    275    116
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation unit value at beginning of
   period................................ $1.000     --
 Accumulation unit value at end of
   period................................ $1.106     --
 Number of accumulation units outstanding
   at end of period (in thousands).......     18     --
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation unit value at beginning of
   period................................     --     --
 Accumulation unit value at end of
   period................................     --     --
 Number of accumulation units outstanding
   at end of period (in thousands).......     --     --
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation unit value at beginning of
   period................................     --     --
 Accumulation unit value at end of
   period................................     --     --
 Number of accumulation units outstanding
   at end of period (in thousands).......     --     --

                        PERFORMANCE RELATED INFORMATION



    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



    The Advisers, Bond, Calvert Social Balanced, Capital Appreciation, Dividend and Growth, Index, International Opportunities, Money Market, Mortgage Securities, and Stock Sub-Accounts may include total return in advertisements or other sales material.



    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are net of all Fund level management fees and charges and the charge for mortality, expense risk and administrative undertakings.



    In addition to the standardized total return, the Sub-Account may advertise a NON-STANDARDIZED TOTAL RETURN. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charges and the charge for mortality, expense risk and administrative undertakings are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



    The Bond and Mortgage Securities Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner:
The net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.



    The Money Market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.



    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                        HARTFORD LIFE INSURANCE COMPANY



    Hartford Life Insurance Company ("Hartford", "we" or "us") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS



                                EFFECTIVE
                                 DATE OF
RATING AGENCY                    RATING     RATING                   BASIS OF RATING
------------------------------  ---------   -----   --------------------------------------------------
A.M. Best and Company, Inc....   9/9/97       A+    Financial soundness and operating performance.
Standard & Poor's.............   1/23/98     AA     Insurer financial strength
Duff & Phelps.................   1/23/98     AA+    Claims paying ability



                             THE SEPARATE ACCOUNTS



    Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and a series of Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including this Contract. Contributions are held in DC-I during the Accumulation Period and in DC-II during the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Accounts DC-I and Separate Account DC-II, respectively, on December 31, 1987.



    Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Accounts or Hartford.



    Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:



- Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.



- Is not subject to the liabilities arising out of any other business Hartford may conduct.



- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.



- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.



- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.



    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNTS. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.



                                   THE FUNDS



    Each Hartford HLS Fund is sponsored by us and is incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each Hartford HLS Fund. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company, Inc. ("HIMCO"), serve as sub-investment advisors and provide day to day investment services.



    Calvert Asset Management Company serves as investment advisor and manages the fixed-income portion of the Calvert Social Balanced Portfolio. The sub-advisor to the Portfolio is NCM Capital Management Group, Inc. ("NCM"). NCM manages the equity portion of the Portfolio.



    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Fund's expenses are more fully described in the accompanying Fund's prospectuses and Statements of Additional Information, which may be ordered from us. The Fund's prospectuses should be read in conjunction with this Prospectus before investing.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES.



    The investment goals of each of the Funds are as follows:



HARTFORD HLS FUNDS



  HARTFORD ADVISERS HLS FUND:



    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



  HARTFORD BOND HLS FUND:



    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for each of the Hartford HLS Funds entitled "Hartford Bond HLS Fund, Inc. -- Investment Policies." Sub-advised by HIMCO.



  HARTFORD CAPITAL APPRECIATION HLS FUND:



    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



  HARTFORD DIVIDEND AND GROWTH HLS FUND:



    Seeks a high level of current income consistent with growth of capital and reasonable investment risk. Sub-advised by Wellington Management.



  HARTFORD INDEX HLS FUND:



    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



  HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND:



    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



  HARTFORD MORTGAGE SECURITIES HLS FUND:



    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.



  HARTFORD STOCK HLS FUND:



    Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.



  HARTFORD MONEY MARKET HLS FUND:



    Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY AND AFFILIATES. HARTFORD INDEX HLS FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

CALVERT FUND



  CALVERT SOCIAL BALANCED PORTFOLIO:



    Seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunities and which satisfy the social criteria established for the Portfolio.



ALL FUNDS



    The Advisers Sub-Account was not available under Contracts issued prior to May 2, 1983. The Capital Appreciation Sub-Account was not available under Contracts issued prior to May 1, 1984. The Mortgage Securities Sub-Account was not available under Contracts issued prior to January 15, 1985. The Index Sub-Account was not available under Contracts issued prior to May 1, 1987. The Dividend and Growth Sub-Account was not available under Contracts issued prior to May 1, 1995. Funds not available prior to the issue date of a Contract may be requested in writing by the Contract Owner.



    MIXED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed funding, as disclosed in the Funds' prospectus.



    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Accounts and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;



- Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;



-  Arrange for the handling and tallying of proxies received from Contract
    Owners;



- Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.



    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.



    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

                             GENERAL ACCOUNT OPTION



    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.



    The General Account option is part of our General Account that includes our company assets.



    DECLARED RATE OF INTEREST -- We credit interest on Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. We determine the declared interest rate for any quarter. We may change the declared interest rate for any subsequent quarter in our discretion.



    We will guarantee the declared interest rate for any quarter to the end of that calendar year. Any change in the declared interest rate will be declared before the start of the quarter.



    GUARANTEED RATE OF INTEREST -- For each subsequent calendar year, we will credit each Contribution with interest at a rate guaranteed for the entire year (the "Guaranteed Interest Rate"). The Guaranteed Interest Rate for a calendar year will be determined at the end of the preceding calendar year. We may, from time to time, credit interest at rates in excess of the Guaranteed Interest Rate.



    DISTRIBUTIONS AND TRANSFERS -- We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred or subject to a market value adjustment.



            ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS



    IMPORTANT INFORMATION YOU SHOULD KNOW: THE CONTRACTS MAY CONTAIN ADDITIONAL SEPARATE ACCOUNTS. THE PORTION OF THE CONTRACT RELATING TO ADDITIONAL SEPARATE ACCOUNTS IS NOT REGISTERED UNDER THE 1933 ACT AND THE ADDITIONAL SEPARATE ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE 1940 ACT. NEITHER THE ADDITIONAL SEPARATE ACCOUNTS NOR ANY INTEREST IN THE ADDITIONAL SEPARATE ACCOUNTS IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING ANY OF THE ADDITIONAL SEPARATE ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE ADDITIONAL SEPARATE ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



    Additional separate accounts may be offered under the Contracts. These separate accounts and their sub-accounts are not described in this Prospectus. Contract fees and charges will generally apply, including contingent deferred sales charges, mortality expense risk and administrative charges, and other charges. These charges may be similar to or different from the fees and charges described in this Prospectus with respect to the Separate Accounts.

                                CONTRACT CHARGES



    CONTINGENT DEFERRED SALES CHARGE ("SALES CHARGE"): The purpose of the Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:



-  the cost of preparing sales literature,



- commissions and other compensation paid to distributing organizations and their sales personnel, and



-  other distribution related activities.



    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.



    There is no deduction for Sales Charge at the time Contributions are made to the Contract. The Sales Charge is deducted from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.



 PARTICIPANT'S CONTRACT YEARS                      SALES CHARGE
 ------------------------------------------------  ------------
 During the First and Sixth Year.................     5        %
 During the Seventh and Eighth Year..............     4        %
 During the Ninth and Tenth Year.................     3        %
 During the Eleventh and Twelfth Year............     2        %
 During the Thirteenth Year......................     0        %



    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts", page - ). The Sales Charge will never exceed 8.5% of aggregate Contributions to a Participant's Account.



    When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.



- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge).



    If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.



- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.



IS THERE EVER A TIME WHEN THE SALES CHARGE DOES NOT APPLY?



    We will waive the Sales Charge for certain Eligible Surrenders. An Eligible Surrender is a withdrawal that is (1) made because of a Qualifying Event and (2) payable directly to the Participant, or if applicable, the Beneficiary. A Qualifying Event is the Participant's:



-  death;



-  financial hardship, as defined in the Plan;



-  separation from service; or



-  retirement.



    A transfer to a Plan funding vehicle issued by another investment provider is not an Eligible Surrender. The Sales Charge does not apply to a transfer of Contract values from this Contract to another group annuity contract issued by us or one of our affiliates. This waiver may not be available in all States.



    No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Accounts during the life of the Contract. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:



                                                           SEPARATE
                                                           ACCOUNT
                                                         ------------
                                                         DC-I   DC-II
                                                         -----  -----
Rate per annum
  (Contract values of $50,000,000 or less).............  0.90%  1.25%
Rate per annum
  (Contract values in excess of $50,000,000)...........  0.75%  1.25%



    We will determine eligibility for the lower per annum rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for Mortality, Expense Risk and Administrative Undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.



    Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, including certain administrative expenses, if greater than the deductions provided for in the Contracts because of our expense and mortality undertakings.



    There are two types of mortality risks:



-  mortality risks during the Accumulation Period



-  mortality risks during the Annuity Period



    We take a mortality risk in the Accumulation Period because we assume the mortality risk for the death benefit in event of the death of an Annuitant before commencement of Annuity payments, in periods of declining value.



    We take a mortality risk during the Annuity Period because we agree to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. We also assume the liability for payment of a minimum death benefit under the Contract. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.



    The administrative undertaking provided by Hartford assures the Contract Owner that administration will be provided throughout the entire life of the Contract.



    We may reduce the rate charged for the mortality, expense risk and administrative undertakings under the Contracts (see "Experience Rating under the Contracts," below). The rate charged for the mortality, expense risk, and administrative undertakings may be periodically increased but will not exceed 2.00% per year, provided, however, that no such increase will occur unless the Commission first approves such increase.



    PREMIUM TAXES: Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.



    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to (1) the total number of

Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.



                                 THE CONTRACTS



    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. They are designed to fund certain Deferred Compensation Plans established under section 457 of the Code for employees and other eligible service providers of states and their political subdivisions and certain other organizations exempt from taxation. The Contracts may also be issued in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.



    For Deferred Compensation Plans established under section 457 of the Code for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.



    For Deferred Compensation Plans that are Plans established under section 457(b) of the Code by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Such Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to Deferred Compensation Plans under section 457(f) of the Code.



    PURCHASE OF A CONTRACT: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.



    CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. The Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.



    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two business days after we receive your properly completed application and the initial Contribution at our Administrative Office.



    If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two business days after the application is made complete. However, if an incomplete application is not made complete within five business days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

    Subsequent Contributions properly designated for your Participant Account are priced on the Valuation Day that we receive the Contribution at our Administrative Office.


MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?


    Yes, you can transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another during the Accumulation Period. You can make transfers between Sub-Accounts and changes in Sub-Account allocations by written request or by calling 1-800-528-9009. Any transfers or changes made in writing will be effected as of the date we receive the request at our Administrative Office.



    If available under your Employer's Plan, you may also transfer amounts to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states.



    The following transfer restrictions apply to Contracts issued or amended on or after May 1, 1992:


    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Money Market Fund Sub-Account, or to any money market sub-account established in the future, are prohibited.

    Similarly, transfers of assets presently held in the Money Market Fund Sub-Account, or any money market sub-account established in the future, or which where held in any of these Sub-Accounts during the preceding three months, to the General Account are prohibited.


    We, or our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded.



    IT IS YOUR RESPONSIBILITY TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE US AT OUR ADMINISTRATIVE OFFICE OF ANY INACCURACIES WITHIN 30 DAYS OF THE DATE YOU RECEIVE YOUR CONFIRMATION.



    The right to reallocate Contract values is subject to modification by us if we determine, in our sole opinion, that the exercise of that right by one or more Participants or Contract Owners is, or would be, to the disadvantage of other Participants or Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS OR PARTICIPANTS.



    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Money Market Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Money Market Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.



HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?



    Your Participant Account value reflects the value of amounts under your Participant Account allocated to the General Account option and the Sub-Accounts. Your Participant Account value is reflected on your quarterly statement. You can also call 1-800-528-9009 to obtain your most current Participant Account value.



    SUB-ACCOUNT VALUES -- Your Sub-Account value on the date your Participant Account is first established is the amount of the Contribution allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account value reflects any variation of the income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account. There is no assurance that the value in the Sub-Accounts will equal or exceed the Contributions made to such Sub-Accounts.



    ACCUMULATION UNITS -- The number of Accumulation Units credited to a Sub-Account is determined by dividing the dollar amount you allocated to that Sub-Account by the value of one Accumulation Unit for that Sub-Account. Contributions made or Contract values allocated to a Sub-Account increase the number of Accumulation Units of that Sub-Account. Surrenders and transfers out of a Sub-Account result in a decrease in the number of Accumulation Units of the Sub-Account. Accumulation Units are valued as of the end of the Valuation Period.



    ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.



    NET INVESTMENT FACTOR -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:



    (a) Is the net asset value of the Fund held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Fund);



    (b) Is the net asset value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period;



    (c) Is a daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.

HOW ARE THE UNDERLYING FUND SHARES VALUED?



    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.



                                 DEATH BENEFITS



    DETERMINATION OF THE BENEFICIARY -- The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.



    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:



- DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.



- DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the Date we receive Due Proof of Death at our Administrative Offices.



    CALCULATION OF THE DEATH BENEFIT -- If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVED NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.



    If the payable amount is taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.



    You may apply the death benefit payment to any one of the Annuity payment options under DC-II (see "Annuity payment options" commencing on page - ) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payment option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis, or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?" commencing on page - ).



    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, we will make the payments described below to the Beneficiary under the following Annuity payment options, subject to the specific terms of those Annuity payment options:



x  Life Annuity with 120, 180 or 240 Monthly Payments Certain (Option 2)



x  Unit Refund Life Annuity (Option 3)



x  Joint and Last Survivor Life Annuity (Option 4)



x  Payments for a Designated Period (Option 5)

                             SETTLEMENT PROVISIONS



    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:



    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payment option. (See "Annuity payment options?" commencing on page - .) At any time in the interim, a Contract Owner may surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.



    2. TO PROVIDE ANNUITY PAYMENTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity payment option under the Contract. (See "Annuity payment options" commencing on page - .)



    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the net Termination Value next computed after we receive a written surrender request for complete surrender at our Administrative Offices. Payment will normally be made within seven days after we receive the written request.



    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any contingent deferred sales charges from the partial Surrender (see "Contract Charges" commencing on page
 - ).



CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY
PERIOD?


    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?



    Once Annuity payments have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement.



WHAT ARE ANNUITY RIGHTS?



    Annuity Rights entitle the Contract Owner to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.



HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYMENT OPTION?



    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payment option. The Annuity Commencement Date may be the first day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.



    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.



    The contract contains five Annuity payment options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain. However, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (See "Federal Tax Consequences" beginning on page - ).

WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?


    The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.00.



HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?



    During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payments.



    At the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any sales charges or other expenses, with the exception of charges for any applicable Premium Taxes.



CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?



    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?" commencing on page - .) In this context, such modifications would have become effective on or before that anniversary.



    Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a Contract will not preclude a Contract Owner form applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.



ANNUITY PAYMENT OPTIONS:



OPTION 1: LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.



- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.



OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.



OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:


                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented by         number of monthly
 (b)  =  each monthly Annuity Payment made         X    Annuity Payments made


    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.



- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.



- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.



OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.



- Option 5 does not involve life contingencies and does not provide any mortality guarantee.



- Surrenders are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges. (See "Contract Charges" commencing on page - .)



    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.



    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.



    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.


HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?


    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How is the Accumulation Unit value determined?" commencing on page - ) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.



    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.



    The first monthly payment varies according to the Annuity payment option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.


    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.


    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.


    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a Variable Annuity is determined:


                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 1. Net amount applied........................................  $ 139,782.50
 2. Initial monthly income per $1,000 of payment applied......          6.13
 3. Initial monthly payment (1 X 2  DIVIDED BY 1,000).........  $     856.87
 4. Annuity Unit Value........................................         3.125
 5. Number of monthly annuity units (3 X 4)...................       274.198
 6. Assume annuity unit value for second month equal to.......         2.897
 7. Second monthly payment (6 X 5)............................  $     794.35
 8. Assume annuity unit value for third month equal to                 3.415
 9. Third month payment (8 X 5)...............................  $     936.39


    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.


                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL


    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT A CONTRACT INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

B. HARTFORD AND DC-I AND DC-II

    DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While Hartford has no reason to believe that DC-I will be taxed other than as described above, in the event that it is, the taxation of DC-I and DC-II would be identical.

    DC-II is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?" commencing on page
 - .) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.

C. INFORMATION REGARDING CODE SECTION 457 DEFERRED COMPENSATION PLANS

    These Contracts are designed for use in connection with Eligible Deferred Compensation Plans established and maintained by state or local governments or tax-exempt organizations. The rules applicable to Eligible Deferred Compensation Plans are complex and may vary depending on individual circumstances. Adverse tax consequences may result from contributions that exceed applicable limitations, distributions that do not conform to applicable commencement and minimum distribution rules, and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts when owned by eligible employers in connection with Eligible Deferred Compensation Plans. Contract Owners, Participants and Beneficiaries should be aware that Hartford's administrative procedures do not encompass all applicable contribution, distribution and other requirements and that Contract Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, Contract Owners, Participants and Beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences. Contract Owners, Participants and Beneficiaries are cautioned that the rights of any person to any benefits under an Eligible Deferred Compensation Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with the Contract, unless Hartford specifically consents to be bound. A brief description of some of the federal income tax rules which apply to Deferred Compensation Plans is set forth below. Hartford may amend the Contract as necessary to conform to the requirements of applicable law.

  1. DEFERRED COMPENSATION PLANS UNDER SECTION 457


    Employees and independent contractors performing services for eligible employers may have contributions made to an Eligible Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. For these purposes, the term "State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or for 1998, $8,000 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.



    An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996 the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such Eligible governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



    In general, distributions from a Section 457 Deferred Compensation Plan are prohibited under Section 457 unless made after the participating employee attains age 70 1/2, separates from service under Section 457, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.



  2. FEDERAL INCOME TAX AND TAX PENALTIES.


    In general, deferred amounts under a Section 457 Deferred Compensation Plan are taxed as ordinary wage income when amounts are paid or otherwise made available to the Participant or Beneficiary.

    A. MINIMUM REQUIRED DISTRIBUTIONS

      If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.


      A Participant's interest in a Deferred Compensation Plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the Participant attains age 70 1/2 or (ii) the calendar year in which the Participant retires from service with the employer sponsoring the plan ("required beginning date"). The entire interest of the Participant must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



      If a Participant dies before distributions begin, the Participant's entire interest must generally be distributed within fifteen (15) years of his or her death or, if the designated Beneficiary is the Participant's surviving spouse, over a period not extending beyond the life expectancy of the surviving spouse. If the Beneficiary is the Participant's surviving spouse, distributions may be delayed until the Participant would have attained age 70 1/2.


      If a Participant dies after reaching his or her required beginning date or after distributions have commenced, the Participant's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the Participant's death.

    B. WITHHOLDING

      In general, distributions from Section 457 Deferred Compensation Plans are subject to regular wage withholding rules.

D. DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated assets account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investment, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The IRS has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.


F. NON-NATURAL PERSONS, CORPORATIONS

    The annual increase in the value of the contract is currently includable in gross income of a non-natural person, unless the non-natural person is holding as an agent for a natural person. There are additional exceptions to this general rule of inclusion for (i) certain annuities held by a structured settlement company, (ii) certain annuities held by an employer with respect to a terminated pension plan and (iii) certain immediate annuities. A non-natural person, which is a tax-exempt entity for federal tax purposes, will not be subject to income tax as a result of this provision.

G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


                                MORE INFORMATION



CAN A CONTRACT BE MODIFIED?



    Subject to any federal and state regulatory restrictions, the Contracts may be modified at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.



    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.



    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.



CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?



    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

HOW ARE THE CONTRACTS SOLD?



    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD. The principal business address of HSD is the same as that of Hartford.



    The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.


    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


    Commissions will be paid by Hartford and will not be more than 5.0% of Contributions and 0.25% annually on Participants' Account values. Sales compensation may be reduced. Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.


    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.


WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?


    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel, Hartford Life Insurance Company, P.O. Box 2999, Hartford, CT 06104-2999.



YEAR 2000



    The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.



    As an insurance and financial services company, Hartford has thousands of individual and business customers that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payments dates and the like. In addition, Hartford has business relationships with numerous third parties that affect virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.



    Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999.



    In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third-party relationships and is in the process of developing contingency plans.



    The costs of addressing the Year 2000 issue that have been incurred through the six months ended June 30, 1998 have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operations.


ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?

    The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:


    Hartford Life Insurance Company
    Attn: Service Center Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                       PAGE
------------------------------------------------------------  ----
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..............
SAFEKEEPING OF ASSETS.......................................
INDEPENDENT PUBLIC ACCOUNTANTS..............................
DISTRIBUTION OF CONTRACTS...................................
CALCULATION OF YIELD AND RETURN.............................
PERFORMANCE COMPARISONS.....................................
FINANCIAL STATEMENTS........................................

                                    PART B

                     STATEMENT OF ADDITIONAL INFORMATION

                      HARTFORD LIFE INSURANCE COMPANY
          SEPARATE ACCOUNT DC-I AND SEPARATE ACCOUNT TWO (DC-II)


                  Group Variable Annuity Contracts Issued by
                       Hartford Life Insurance Company
                        With Respect to DC-I and DC-II


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: AMS Service Center Administration, P.O. Box 2999, Hartford, CT 06104-2999.





Date of Prospectus:  May 1, 1999
Date of Statement of Additional Information:  May 1, 1999








33-19944

                               TABLE OF CONTENTS


SECTION                                                                   PAGE
-------                                                                   ----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY............................

SAFEKEEPING OF ASSETS.....................................................

INDEPENDENT PUBLIC ACCOUNTANTS............................................

DISTRIBUTION OF CONTRACTS.................................................

CALCULATION OF YIELD AND RETURN...........................................

PERFORMANCE COMPARISONS...................................................

FINANCIAL STATEMENTS......................................................

                DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD RATINGS

------------------------------------------------------------------------------
    RATING AGENCY        EFFECTIVE     RATING     BASIS OF RATING
                          DATE OF
                          RATING
------------------------------------------------------------------------------
A.M. Best and Company,    9/9/97        A+        Financial soundness and
Inc.                                              operating performance.
------------------------------------------------------------------------------
Standard & Poor's        1/23/98        AA        Insurer Financial Strength
------------------------------------------------------------------------------
Duff & Phelps            1/23/98        AA+       Claims paying ability
------------------------------------------------------------------------------

                             SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. These assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                           DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Compensation will be paid by Hartford to registered representatives for the sale of Contracts up to a maximum of 5% on Contributions and .50% annually on Individual Participants? Account Values. Sales compensation may be reduced.

The offering of the Separate Account contracts is continuous.

                          CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     ] - 1

THE MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

The yield and effective yield for the seven day period ending December 31, 1997 for the Money Market Fund Sub-Account was as follows:

The yield and effective yield for the seven day period ending December 31, 1997 is as follows:

DC I (.75% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS             YIELD          EFFECTIVE YIELD
------------------------------------------------------------------------------
Money Market Fund *      4.60%                4.71%
------------------------------------------------------------------------------

* Yield and effective yield for the seven day period ending December 31, 1997.

DC I (.90% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS             YIELD          EFFECTIVE YIELD
------------------------------------------------------------------------------
Money Market Fund *      4.46%                4.56%
------------------------------------------------------------------------------

* Yield and effective yield for the seven day period ending December 31, 1997.

DC II (1.25% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS             YIELD          EFFECTIVE YIELD
------------------------------------------------------------------------------
Money Market Fund *      4.11%                4.22%
------------------------------------------------------------------------------

* Yield and effective yield for the seven day period ending December 31, 1997.

YIELDS OF BOND FUND AND MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of the above Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

DC I (.75% MORTALITY AND EXPENSE RISK CHARGE)


------------------------------------------------------------------------------
SUB-ACCOUNTS                                              YIELD
------------------------------------------------------------------------------
Bond Fund **                                              5.55%
------------------------------------------------------------------------------
Mortgage Securities Fund **                               5.87%
------------------------------------------------------------------------------

**  Yield quotation based on a 30 day period ended December 31, 1997.

DC I (.90% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS                                              YIELD
------------------------------------------------------------------------------
Bond Fund **                                              5.39%
------------------------------------------------------------------------------
Mortgage Securities Fund **                               5.71%
------------------------------------------------------------------------------

**  Yield quotation based on a 30 day period ended December 31, 1997.

DC II (1.25% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS                                              YIELD
------------------------------------------------------------------------------
Bond Fund **                                              5.02%
------------------------------------------------------------------------------
Mortgage Securities Fund **                               5.34%
------------------------------------------------------------------------------

**  Yield quotation based on a 30 day period ended December 31, 1997.


CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered.
The formula for total return used herein includes three steps:
(1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

For the fiscal year ended December 31, 1997, the standardized average annual total return quotations for the Sub-Accounts listed were as follows:

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997

DC I (.75% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund      3/31/83           17.40%        13.02%         12.47%
------------------------------------------------------------------------------
Bond Fund          8/31/77            4.99%         5.42%          7.21%
------------------------------------------------------------------------------
Capital
Appreciation Fund   4/2/84           15.36%        16.79%         18.05%
------------------------------------------------------------------------------
Dividend & Growth
Fund                3/8/94           24.36%          na           21.18%
------------------------------------------------------------------------------
Index Fund          5/1/87           25.04%        17.61%         15.77%
------------------------------------------------------------------------------
International
Opportunities
Fund                7/2/90           -5.39%         8.73%          4.81%
------------------------------------------------------------------------------
Mortgage
Securities Fund     1/1/85            2.79%         4.62%          6.86%
------------------------------------------------------------------------------
Stock Fund         8/31/77           23.88%        17.55%         15.55%
------------------------------------------------------------------------------
Money Market Fund  6/30/80            -.69%         2.45%          4.19%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio         12/31/88           13.22%        10.58%         10.81%
------------------------------------------------------------------------------

* Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.

DC I (.90% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund      3/31/83           17.22%         12.95%        12.45%
------------------------------------------------------------------------------
Bond Fund          8/31/77            4.83%          5.37%         7.19%
------------------------------------------------------------------------------
Capital
Appreciation Fund   4/2/84           15.19%         16.74%        18.02%
------------------------------------------------------------------------------
Dividend & Growth
Fund                3/8/94           24.17%           na          21.09%
------------------------------------------------------------------------------
Index Fund          5/1/87           24.85%         17.57%        15.75%
------------------------------------------------------------------------------
International
Opportunities Fund  7/2/90           -5.53%          8.67%         4.78%
------------------------------------------------------------------------------
Mortgage Securities
Fund                1/1/85            2.64%          4.56%         6.83%
------------------------------------------------------------------------------
Stock Fund         8/31/77           23.69%         17.49%        15.52%
------------------------------------------------------------------------------
Money Market Fund  6/30/80            -.83%          2.40%         4.16%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio         12/31/88           13.04%         10.52%        10.78%
------------------------------------------------------------------------------

* Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.

DC II (1.25% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund     3/31/83            16.87%        12.84%         12.39%
------------------------------------------------------------------------------
Bond Fund         8/31/77             4.47%         5.23%          7.12%
------------------------------------------------------------------------------
Capital
Appreciation Fund  4/2/84            14.83%        16.60%         17.95%
------------------------------------------------------------------------------
Dividend & Growth
Fund               3/8/94            23.74%          na           20.88%
------------------------------------------------------------------------------
Index Fund         5/1/87            24.92%        17.58%         15.76%
------------------------------------------------------------------------------
International
Opportunities Fund 7/2/90            -5.86%         8.53%          4.69%
------------------------------------------------------------------------------
Mortgage
Securities Fund    1/1/85             2.28%         4.43%          6.76%
------------------------------------------------------------------------------
Stock Fund        8/31/77            23.27%        17.35%         15.45%
------------------------------------------------------------------------------
Money Market Fund 6/30/80            -1.18%         2.28%          4.10%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio        12/31/88            12.65%        10.38%         10.70%
------------------------------------------------------------------------------

*Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

For the fiscal year ended December 31, 1997, the non-standardized annualized total return quotations for the Sub-Accounts listed were as follows:

NON-STANDARDIZED ANNUALIZED TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997

DC I (.75% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund      3/31/83            23.58%        14.04%        12.76%
------------------------------------------------------------------------------
Bond Fund          8/31/77            10.52%         6.51%         7.54%
------------------------------------------------------------------------------
Capital
Appreciation Fund   4/2/84            21.43%        17.69%        18.24%
------------------------------------------------------------------------------
Dividend & Growth
Fund                3/8/94            30.90%          na          22.36%
------------------------------------------------------------------------------
Index Fund          5/1/87            31.62%        18.49%        16.00%
------------------------------------------------------------------------------
International
Opportunities Fund  7/2/90             -.41%         9.92%         5.39%
------------------------------------------------------------------------------
Mortgage Securities
Fund                1/1/85             8.20%         5.70%         7.19%
------------------------------------------------------------------------------
Stock Fund         8/31/77            30.40%        18.43%        15.78%
------------------------------------------------------------------------------
Money Market Fund  6/30/80             4.54%         3.51%         4.51%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio         12/31/88            19.18%        11.69%        11.23%
------------------------------------------------------------------------------

*Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.

NON-STANDARDIZED ANNUALIZED TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997

DC I (.90% MORTALITY AND EXPENSE RISK CHARGE)


------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund      3/31/83            23.39%        13.98%        12.74%
------------------------------------------------------------------------------
Bond Fund          8/31/77            10.35%         6.46%         7.52%
------------------------------------------------------------------------------
Capital
Appreciation Fund   4/2/84            21.25%        17.64%       18.21%
------------------------------------------------------------------------------
Dividend & Growth
Fund                3/8/94            30.70%          na         22.28%
------------------------------------------------------------------------------
Index Fund          5/1/87            31.42%        18.45%       15.98%
------------------------------------------------------------------------------
International
Opportunities Fund  7/2/90             -.56%         9.86%        5.35%
------------------------------------------------------------------------------
Mortgage
Securities Fund     1/1/85             8.04%         5.64%        7.16%
------------------------------------------------------------------------------
Stock Fund         8/31/77            30.20%        18.37%       15.75%
------------------------------------------------------------------------------
Money Market Fund  6/30/80             4.39%         3.46%        4.48%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio         12/31/88            18.99%        11.64%       11.20%
------------------------------------------------------------------------------

*Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.

NON-STANDARDIZED ANNUALIZED TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997

DC II (1.25% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund      3/31/83            23.02%        13.87%        12.68%
------------------------------------------------------------------------------
Bond Fund          8/31/77             9.97%         6.32%         7.45%
------------------------------------------------------------------------------
Capital
Appreciation Fund   4/2/84            20.87%        17.51%        18.14%
------------------------------------------------------------------------------
Dividend & Growth
Fund                3/8/94            30.25%          na          22.08%
------------------------------------------------------------------------------
Index Fund          5/1/87            31.49%        18.46%        15.99%
------------------------------------------------------------------------------
International
Opportunities Fund  7/2/90             -.91%         9.73%         5.26%
------------------------------------------------------------------------------
Mortgage Securities
Fund                1/1/85             7.66%         5.51%         7.09%
------------------------------------------------------------------------------
Stock Fund         8/31/77            29.76%        18.23%        15.68%
------------------------------------------------------------------------------
Money Market Fund  6/30/80             4.02%         3.33%         4.42%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio         12/31/88            18.58%        11.50%        11.12%
------------------------------------------------------------------------------

*Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.


                              PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain
Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

     HARTFORD
     LIFE INSURANCE COMPANY
     [PRODUCT NAME]
     GROUP VARIABLE ANNUITY CONTRACTS
 [LOGO]
     ISSUED BY HARTFORD LIFE INSURANCE COMPANY
     WITH RESPECT TO DC-I AND DC-II

     This Prospectus sets forth information you should know before you purchase or become a Participant under the [PRODUCT NAME] group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully.



     Hartford Life Insurance Company ("Hartford", "we" or "us") issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.



     We hold Contributions in a Separate Account known as Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the period before annuity payments start (the "Accumulation Period"). When annuity payments start (the "Annuity Period"), Contract Values are held in a Separate Account that is a series of Hartford Life Insurance Company Separate Account Two ("DC-II"). The Contracts may also contain additional separate accounts not described in this Prospectus. These additional separate accounts are not required to be registered with the Securities and Exchange Commission.



     Additionally, the Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions on a Contract Owner's ability to transfer Participant Account values to or from the General Account contract or option. The General Account option or contract and these restrictions, if any, are not described in this Prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission.



     We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The following Sub-Accounts are available under the Contracts. Also listed is the name of the underlying Fund for each Sub-Account.



 - Hartford Advisers Sub-Account which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.



 - Hartford Bond Sub-Account which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.



 - Calvert Social Balanced Sub-Account which purchases shares of Calvert Social Balanced Portfolio Series of Calvert Variable Series, Inc.



 - Hartford Capital Appreciation Sub-Account which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.



 - Hartford Dividend and Growth Sub-Account which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.



 - Hartford Index Sub-Account which purchases shares of Class IA of Hartford Index HLS Fund, Inc.



 - Hartford International Opportunities Sub-Account which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.



 - Hartford Money Market Sub-Account which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.



 - Hartford Mortgage Securities Sub-Account which purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.



 - Hartford Stock Sub-Account which purchases shares of Class IA of Hartford Stock HLS Fund, Inc.

     If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract and, like this Prospectus, is filed with the Securities and Exchange Commission. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus. Although we file the Prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.



     This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website
 (HTTP://WWW.SEC.GOV).



     This group variable annuity contract IS NOT:



 -  A bank deposit or obligation



 -  Federally insured



 -  Endorsed by any bank or governmental agency



    Prospectus Dated: [May 1, 1999]
   Statement of Additional Information Dated: [May 1, 1999]

                               TABLE OF CONTENTS



 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 GLOSSARY OF SPECIAL TERMS...............................................    4
 FEE TABLE...............................................................    6
 SUMMARY.................................................................    9
 ACCUMULATION UNIT VALUES................................................   11
 PERFORMANCE RELATED INFORMATION.........................................   15
 HARTFORD LIFE INSURANCE COMPANY.........................................   15
 THE SEPARATE ACCOUNTS...................................................   16
 THE FUNDS...............................................................   16
 GENERAL ACCOUNT OPTION..................................................   19
 ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS................   19
 CONTRACT CHARGES........................................................   20
   Contingent Deferred Sales Charge ("Sales Charge").....................   20
   Is there ever a time when the Sales Charge does not apply?............   20
   Mortality, Expense Risk and Administrative Charge.....................   21
   Premium Taxes.........................................................   21
   Experience Rating under the Contracts.................................   22
 THE CONTRACTS...........................................................   22
   The Contracts Offered.................................................   22
   Purchase of a Contract................................................   22
   Contract Rights and Privileges and Assignments........................   22
   Pricing and Crediting of Contributions................................   22
   May I make changes in the amounts of my Contribution?.................   23
   May I transfer assets between the Sub-Accounts?.......................   23
   Dollar Cost Averaging Programs........................................   23
   How do I know what my Participant Account is worth?...................   24
   How are the underlying Fund shares valued?............................   25
 DEATH BENEFITS..........................................................   25
   Determination of the Beneficiary......................................   25
   Death before the Annuity Commencement Date............................   25
   Death on or after the Annuity Commencement Date.......................   25
 SETTLEMENT PROVISIONS...................................................   26
   Can payment of the Surrender value ever be postponed beyond the
    seven-day period?....................................................   26
   May I Surrender once Annuity Payments have started?...................   26
   What are Annuity Rights?..............................................   26
   How do I elect an Annuity Commencement Date and Annuity payment
    option?..............................................................   26
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   27
   How are Contributions made to establish an Annuity Account?...........   27
   Can a Contract be suspended by a Contract Owner?......................   27
   Annuity Payment Options...............................................   27
   How are Variable Annuity payments determined?.........................   28
 FEDERAL TAX CONSIDERATIONS..............................................   29
 MORE INFORMATION........................................................   32
   Can a Contract be modified?...........................................   32
   Can Hartford waive any rights under a Contract?.......................   32
   How are the contracts sold?...........................................   33
   Who is the custodian of the Separate Accounts' assets?................   33
   Are there any material legal proceedings affecting the Separate
    Accounts?............................................................   33
   Year 2000.............................................................   33
   Are you relying on any experts as to any portion of this
    Prospectus?..........................................................   34
   How may I get additional information?.................................   34
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   35

                           GLOSSARY OF SPECIAL TERMS


ACCUMULATION PERIOD: The period before the start of Annuity payments.



ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payments to you.



ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 2999, Hartford, CT 06104-2999 Attn: Service Center Administration, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT 06089.



ANNUITANT: The person on whose life Annuity payments are based.



ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payments under the Contracts.



ANNUITY: A series of payments for life or another designated period.



ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payments to you.



ANNUITY PERIOD: The period during which we make Annuity payments to you.



ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payments we make to you.



BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.


CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.


CONTRACT OWNER: The Employer or entity owning the Contract.



CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.



CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.



DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.



DC VARIABLE ACCOUNT I OR DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.



DC VARIABLE ACCOUNT II OR DC-II: Our Separate Account that is a series of Hartford Life Insurance Company Separate Account Two.



DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of section 457 of the Code and the regulations issued thereunder.



EMPLOYER: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or other eligible persons.


FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.


FUNDS: the Funds described in this Prospectus or any supplement to the Prospectus.



GENERAL ACCOUNT: Our General Account that consists of all of our company assets other than those allocated to our separate accounts.



HARTFORD, WE OR USK: Hartford Life Insurance Company.



MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT: A term used to describe, for record keeping purposes, any employee or other eligible person electing to participate in the Deferred Compensation Plan of the Employer/Contract Owner.



PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of Participant under the Contract are allocated.



PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.



PLAN: The Deferred Compensation Plan or Qualified Plan of an Employer.



PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.



QUALIFIED PLAN: A retirement plan of an Employer that qualifies for special tax treatment under section 401 of the Code.



RELATED PARTICIPANT DIRECTED ACCOUNT OPTION: A Participant directed investment account under the Plan that is identified by the Contract Owner and accepted by Hartford for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract.



SEPARATE ACCOUNTS: The accounts that we establish to separate the assets of the Sub-Accounts from our company assets. For the Contracts, the Separate Accounts are entitled Hartford Life Insurance Company DC Variable Account-I ("DC-I") and a series of Hartford Life Insurance Company Separate Account Two ("DC-II").



SUB-ACCOUNT: Divisions established within a Separate Account.



SURRENDER: Any partial or complete withdrawal or transfer of Contract values.



TERMINATION VALUE: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).



VALUATION PERIOD: The period between the close of business on successive Valuation Days.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE
                                    SUMMARY
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)


 Sales Charge on Purchases (as a percentage of premium payments)...    None
 Exchange Fee......................................................        $0
 Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
     During the First and Second Year..............................       5%
     During the Third and Fourth Year..............................       4%
     During the Fifth Year.........................................       3%
     During the Sixth Year.........................................       2%
     During the Seventh Year.......................................       1%
     During the Eighth Year and thereafter.........................       0%
 Annual Maintenance Fee............................................      $0
 Annual Expenses -- Separate Account (as a percentage of average account value)
     Mortality and Expense Risk (DC-I) (1)
      (.50% mortality, .15% expense and .25% administration).......   0.900%
     Mortality and Expense Risk (DC-II)
      (.85% mortality, .15% expense and .25% administration).......   1.250%


---------


(1) The Mortality and Expense Risk charge under Separate Account DC-I is 0.750% of the average daily net assets of DC-I for Contract values under eligible Contracts that exceed $50 million.



    We may eliminate or change the Contingent Deferred Sales Charge and Mortality and Expense Risk charge. See "Experience Rating under the Contracts," page - .


    The following table shows annual operating expenses after waivers or reimbursements for December 31, 1997:

                         Annual Fund Operating Expenses
                        (as a percentage of net assets)


                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Hartford Bond HLS Fund..........................   0.515%     0.020%     0.535%
 Hartford Stock HLS Fund.........................   0.455%     0.020%     0.475%
 Hartford Money Market HLS Fund..................   0.450%     0.015%     0.465%
 Hartford Advisers HLS Fund......................   0.635%     0.020%     0.655%
 Hartford Capital Appreciation HLS Fund..........   0.645%     0.020%     0.665%
 Hartford Mortgage Securities HLS Fund...........   0.450%     0.025%     0.475%
 Hartford Index HLS Fund.........................   0.400%     0.015%     0.415%
 Hartford International Opportunities HLS Fund...   0.705%     0.090%     0.795%
 Hartford Dividend and Growth HLS Fund...........   0.685%     0.020%     0.705%
 Calvert Social Balanced Portfolio(1)............   0.690%     0.120%     0.810%


---------

(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. Management and Advisory Expenses includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

EXAMPLE DC-I (0.90% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)

                                                             If you annuitize your
                           If you surrender your Contract    Contract at the end of the       If you do not surrender your
                           at the end of the applicable      applicable time period, you      Contract, you would pay the
                           time period, you would pay the    would pay the following          following expenses on a
                           following expenses on a $1,000    expenses on a $1,000             $1,000 investment, assuming a
                           investment, assuming a 5%         investment, assuming a 5%        5% annual return on assets:
                           annual return on assets:          annual return on the assets:

                                    3                                 3      5                         3      5
 SUB-ACCOUNT               1 YEAR YEARS  5 YEARS 10 YEARS    1 YEAR YEARS  YEARS  10 YEARS    1 YEAR YEARS  YEARS  10 YEARS
                           ------ ------ ------- --------    ------ ------ ------ --------    ------ ------ ------ --------
 Bond Fund................  $ 66   $ 90   $ 115    $ 173      $ 15   $ 46   $ 79    $ 173      $ 15   $ 46   $ 79    $ 173
 Stock Fund...............    66     88     112      166        14     44     76      166        14     44     76      166
 Money Market Fund........    66     88     111      165        14     44     75      165        14     44     75      165
 Advisers Fund............    68     94     121      186        16     49     85      186        16     49     85      186
 Capital Appreciation
   Fund...................    68     94     121      187        16     50     86      187        16     50     86      187
 Mortgage Securities
   Fund...................    66     88     112      166        14     44     76      166        14     44     76      166
 Index Fund...............    65     86     108      159        13     42     72      159        13     42     72      159
 International
   Opportunities Fund.....    69     98     128      202        17     54     93      202        17     54     93      202
 Dividend & Growth Fund...    68     95     123      192        16     51     88      192        16     51     88      192
 Calvert Social Balanced
   Portfolio..............    69     98     129      203        18     54     94      203        18     54     94      203

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-I (0.75% CHARGE FOR MORTALITY, EXPENSE RISK CHARGE AND ADMINISTRATIVE UNDERTAKINGS)

                                                             If you annuitize your
                           If you surrender your Contract    Contract at the end of the       If you do not surrender your
                           at the end of the applicable      applicable time period, you      Contract, you would pay the
                           time period, you would pay the    would pay the following          following expenses on a
                           following expenses on a $1,000    expenses on a $1,000             $1,000 investment, assuming a
                           investment, assuming a 5%         investment, assuming a 5%        5% annual return on assets:
                           annual return on assets:          annual return on the assets:

                                    3                                 3      5                         3      5
 SUB-ACCOUNT               1 YEAR YEARS  5 YEARS 10 YEARS    1 YEAR YEARS  YEARS  10 YEARS    1 YEAR YEARS  YEARS  10 YEARS
                           ------ ------ ------- --------    ------ ------ ------ --------    ------ ------ ------ --------
 Bond Fund................  $ 65   $ 86   $ 107    $ 156      $ 13   $ 41   $ 71    $ 156      $ 13   $ 41   $ 71    $ 156
 Stock Fund...............    64     84     104      149        13     39     68      149        13     39     68      149
 Money Market Fund........    64     83     103      148        12     39     67      148        12     39     67      148
 Advisers Fund............    66     89     113      169        14     45     77      169        14     45     77      169
 Capital Appreciation
   Fund...................    66     89     114      171        15     45     78      171        15     45     78      171
 Mortgage Securities
   Fund...................    64     84     104      149        13     39     68      149        13     39     68      149
 Index Fund...............    64     82     101      142        12     37     64      142        12     37     64      142
 International
   Opportunities Fund.....    68     93     120      185        16     49     85      185        16     49     85      185
 Dividend & Growth Fund...    67     91     116      175        15     46     80      175        15     46     80      175
 Calvert Social Balanced
   Portfolio..............    68     94     121      187        16     50     86      187        16     50     86      187

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-II (1.25% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)

                                                              If you annuitize your
                           If you surrender your Contract     Contract at the end of the       If you do not surrender your
                           at the end of the applicable       applicable time period, you      Contract, you would pay the
                           time period, you would pay the     would pay the following          following expenses on a
                           following expenses on a $1,000     expenses on a $1,000             $1,000 investment, assuming a
                           investment, assuming a 5%          investment, assuming a 5%        5% annual return on assets:
                           annual return on assets:           annual return on the assets:

                                                                       3      5                         3      5
 SUB-ACCOUNT               1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR YEARS  YEARS  10 YEARS    1 YEAR YEARS  YEARS  10 YEARS
                           ------ ------- ------- --------    ------ ------ ------ --------    ------ ------ ------ --------
 Bond Fund................  $ 70   $ 101   $ 133    $ 211      $ 18   $ 57   $ 97    $ 211      $ 18   $ 57   $ 97    $ 211
 Stock Fund (1)...........    69      99     129      205        18     55     94      205        18     55     94      205
 Money Market Fund (1)....    69      98     129      204        18     54     94      204        18     54     94      204
 Advisers Fund (1)........    71     104     139      224        20     60    104      224        20     60    104      224
 Capital Appreciation Fund
   (1)....................    69      99     129      205        18     55     94      205        18     55     94      205
 Mortgage Securities Fund
   (1)....................    69      97     126      198        17     53     91      198        17     53     91      198
 Index Fund (2)...........    72     108     146      239        21     65    111      239        21     65    111      239
 International
   Opportunities Fund.....    71     104     139      225        20     61    104      225        20     61    104      225
 Dividend & Growth Fund...    73     109     146      241        21     65    112      241        21     65    112      241
 Calvert Social Balanced
   Portfolio..............    72     106     141      230        20     62    106      230        20     62    106      230

------------

(1) Hartford voluntarily reduces the charge for administrative undertakings with respect to assets allocated to certain of the Sub-Accounts in DC-II. The reduced total charge for mortality, expense risk and administrative undertakings in these Sub-Accounts is as follows: Stock Fund, 1.24%; Advisers Fund, 1.20%; Capital Appreciation Fund, 1.21%.


(2) With respect to the Index Fund Sub-Account, the combined total of the applicable charge for mortality, expense risk and administrative undertakings and expenses of the underlying Fund are voluntarily limited to 1.25%.

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                    SUMMARY


WHAT ARE THE CONTRACTS?



    The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan. We can also issue the Contracts in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.



WHAT IS THE ACCUMULATION PERIOD?



    During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of DC-I.



    During the Accumulation Period a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (see "May I transfer assets between Sub-Accounts?" commencing on page - ).



WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?



    There is no deduction for sales charges at the time Contributions are made to the Contract. A contingent deferred sales charge ("Sales Charge") is deducted from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.



 PARTICIPANT'S CONTRACT YEARS                      SALES CHARGE
 ------------------------------------------------  ------------
 During the First and Second Year................     5        %
 During the Third and Fourth Year................     4        %
 During the Fifth Year...........................     3        %
 During the Sixth Year...........................     2        %
 During the Seventh Year.........................     1        %
 During the Eighth Year and thereafter...........     0        %



    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts", page - ). The Sales Charge will never exceed 8.5% of aggregate Contributions to a Participant's Account.



    No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?" commencing on page - .)



WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?



    Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Accounts during the life of the Contract. This is the charge for Mortality, Expense Risk and Administrative Undertakings. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:



                                                           SEPARATE
                                                           ACCOUNT
                                                         ------------
                                                         DC-I   DC-II
                                                         -----  -----
Rate per annum
  (Contract values of $50,000,000 or less).............  0.90%  1.25%
Rate per annum
  (Contract values in excess of $50,000,000)...........  0.75%  1.25%



    We will determine eligibility for the lower per annum rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for Mortality, Expense Risk and Administrative Undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

IS THERE A DEDUCTION FOR PREMIUM TAXES?



    We make deductions during the Accumulation Period and Annuity Period, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%. (See "Contract Charges," page - .)



IS THERE A DEATH BENEFIT?



    We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits" commencing on page - .)



WHAT IS THE ANNUITY PERIOD?



    At the end of the Accumulation Period, we will allocate Contract values held with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner.



WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?



    When you purchase an Annuity, you may choose one of the following Annuity payment options, or receive a lump sum payment:



LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.



- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.



LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.



UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payment Option 3 on page - for a discussion of how the remaining value is determined.



JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.



- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.



- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.



PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.



- Option 5 does not involve life contingencies and does not provide any mortality guarantee.



- Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges.



    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    The following information has been derived the audited financial statements of the Separate Accounts, which have been audited by Arthur Anderson LLP, independent public accountants, as indicated in their reports with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                                  YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------
                                            1997     1996     1995     1994     1993     1992     1991      1990
                                          -------- -------- -------- -------- -------- -------- --------  --------
 DC-I
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation unit value at beginning of
  period................................. $  4.201 $  4.099 $  3.499 $  3.689 $  3.388 $  3.251 $  2.827  $  2.640
 Accumulation unit value at end of
  period................................. $  4.641 $  4.201 $  4.099 $  3.499 $  3.689 $  3.388 $  3.251  $  2.827
 Number of accumulation units outstanding
  at end of period (in thousands)........    8,821    8,711    8,630    9,090   10,092   10,253   10,201     9,871
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation unit value at beginning of
  period................................. $ 11.059 $  8.979 $  6.773 $  6.990 $  6.190 $  5.695 $  4.628  $  4.875
 Accumulation unit value at end of
  period................................. $ 14.413 $ 11.059 $  8.979 $  6.773 $  6.990 $  6.190 $  5.695  $  4.628
 Number of accumulation units outstanding
  at end of period (in thousands)........   44.558   42,224   39,271   39,551   37,542   34,861   32,700    29,962
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 14, 1982)
 Accumulation unit value at beginning of
  period................................. $  2.738 $  2.629 $  2.515 $  2.450 $  2.410 $  2.354 $  2.248  $  2.106
 Accumulation unit value at end of
  period................................. $  2.861 $  2.738 $  2.629 $  2.515 $  2.450 $  2.410 $  2.354  $  2.248
 Number of accumulation units outstanding
  at end of period (in thousands)........   11,208    9,609    7,884    9,548    9,298    9,999   10,936    11,181
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation unit value at beginning of
  period................................. $  4.213 $  3.649 $  2.876 $  2.993 $  2.700 $  2.524 $  2.123  $  2.123
 Accumulation unit value at end of
  period................................. $  5.204 $  4.213 $  3.649 $  2.876 $  2.993 $  2.700 $  2.524  $  2.123
 Number of accumulation units outstanding
  at end of period (in thousands)........  137,947  136,232  128,415  126,437  119,064  105,648   93,981    84,223


                                            1989      1988
                                          --------  --------
 DC-I
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation unit value at beginning of
  period................................. $  2.384  $  2.244
 Accumulation unit value at end of
  period................................. $  2.640  $  2.384
 Number of accumulation units outstanding
  at end of period (in thousands)........    9,462     9,015
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation unit value at beginning of
  period................................. $  3.916  $  3.332
 Accumulation unit value at end of
  period................................. $  4.875  $  3.916
 Number of accumulation units outstanding
  at end of period (in thousands)........   28,198    25,658
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 14, 1982)
 Accumulation unit value at beginning of
  period................................. $  1.954  $  1.842
 Accumulation unit value at end of
  period................................. $  2.106  $  1.954
 Number of accumulation units outstanding
  at end of period (in thousands)........    8,871     8,703
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation unit value at beginning of
  period................................. $  1.766  $  1.566
 Accumulation unit value at end of
  period................................. $  2.123  $  1.766
 Number of accumulation units outstanding
  at end of period (in thousands)........   74,660    62,335

                                                                     YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------
                                            1997      1996      1995      1994      1993      1992      1991      1990
                                          --------  --------  --------  --------  --------  --------  --------  --------
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation unit value at beginning of
   period................................ $  6.552  $  5.482  $  4.257  $  4.204  $  3.524  $  3.050  $  2.004  $  2.278
 Accumulation unit value at end of
   period................................ $  7.952  $  6.552  $  5.482  $  4.257  $  4.204  $  3.524  $  3.050  $  2.004
 Number of accumulation units outstanding
   at end of period (in thousands).......   62,609    59,279    52,278    46,086    36,598    25,900    19,437    15,293
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1985)
 Accumulation unit value at beginning of
   period................................ $  2.430  $  2.335  $  2.034  $  2.093  $  1.993  $  1.929  $  1.702  $  1.571
 Accumulation unit value at end of
   period................................ $  2.628  $  2.430  $  2.335  $  2.034  $  2.093  $  1.993  $  1.929  $  1.702
 Number of accumulation units outstanding
   at end of period (in thousands).......    9,204    10,597    11,067    10,782    11,722    12,046    11,855    10,291
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1987)
 Accumulation unit value at beginning of
   period................................ $  1.520  $  2.353  $  1.738  $  1.735  $  1.605  $  1.522  $  1.190  $  1.255
 Accumulation unit value at end of
   period................................ $  1.907  $  1.520  $  2.353  $  1.738  $  1.735  $  1.605  $  1.522  $  1.190
 Number of accumulation units outstanding
   at end of period (in thousands).......   67,788    49,989    19,816    15,356    13,489    11,720     8,519     6,350
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation unit value at beginning of
   period................................ $  2.152  $  1.929  $  1.504  $  1.573  $  1.475  $  1.388  $  1.207  $  1.173
 Accumulation unit value at end of
   period................................ $  2.563  $  2.152  $  1.929  $  1.504  $  1.573  $  1.475  $  1.388  $  1.207
 Number of accumulation units outstanding
   at end of period (in thousands).......   10,795    10,160     9,009     7,899     7,199     5,215     3,508     2,036
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation unit value at beginning of
   period................................ $  1.488  $  1.330  $  1.181  $  1.220  $  0.924  $  0.979  $  0.877  $  1.000
 Accumulation unit value at end of
   period................................ $  1.459  $  1.488  $  1.330  $  1.181  $  1.220  $  0.924  $  0.979  $  0.877
 Number of accumulation units outstanding
   at end of period (in thousands).......   38,369    43,558    35,671    38,270    19,894     8,061     4,663     2,564


                                            1989      1988
                                          --------  --------
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation unit value at beginning of
   period................................ $  1.858  $  1.490
 Accumulation unit value at end of
   period................................ $  2.278  $  1.858
 Number of accumulation units outstanding
   at end of period (in thousands).......   13,508     9,970
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1985)
 Accumulation unit value at beginning of
   period................................ $  1.406  $  1.313
 Accumulation unit value at end of
   period................................ $  1.571  $  1.406
 Number of accumulation units outstanding
   at end of period (in thousands).......    8,919     9,005
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1987)
 Accumulation unit value at beginning of
   period................................ $  0.975  $  0.850
 Accumulation unit value at end of
   period................................ $  1.255  $  0.975
 Number of accumulation units outstanding
   at end of period (in thousands).......    3,639     1,946
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation unit value at beginning of
   period................................ $  1.000        --
 Accumulation unit value at end of
   period................................ $  1.173        --
 Number of accumulation units outstanding
   at end of period (in thousands).......      629        --
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation unit value at beginning of
   period................................       --        --
 Accumulation unit value at end of
   period................................       --        --
 Number of accumulation units outstanding
   at end of period (in thousands).......       --        --

                                                           YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------
                                           1997    1996    1995   1994   1993   1992   1991   1990
                                          ------- ------- ------ ------ ------ ------ ------ ------
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation unit value at beginning of
   period................................ $ 1.490 $ 1.224 $1.000     --     --     --     --     --
 Accumulation unit value at end of
   period................................ $ 1.949 $ 1.490 $1.224     --     --     --     --     --
 Number of accumulation units outstanding
   at end of period (in thousands).......  37.647  20,897  6,317     --     --     --     --     --
 DC-II
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 25, 1982)
 Accumulation unit value at beginning of
   period................................ $ 4.187 $ 4.095 $3.500 $3.689 $3.389 $3.251 $2.827 $2.641
 Accumulation unit value at end of
   period................................ $ 4.604 $ 4.187 $4.095 $3.500 $3.689 $3.389 $3.251 $2.827
 Number of accumulation units outstanding
   at end of period (in thousands).......   1,606   1,655  1,368  1,123    992    816    732    724
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation unit value at beginning of
   period................................ $11.017 $ 8.968 $6.771 $6.988 $6.188 $5.694 $4.627 $4.874
 Accumulation unit value at end of
   period................................ $14.295 $11.017 $8.968 $6.771 $6.988 $6.188 $5.694 $4.627
 Number of accumulation units outstanding
   at end of period (in thousands).......   5,082   4,885  4,413  3,885  3,181  2,517  1,885  1,467
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation unit value at beginning of
   period................................ $ 2.725 $ 2.624 $2.512 $2.447 $2.407 $2.351 $2.245 $2.103
 Accumulation unit value at end of
   period................................ $ 2.834 $ 2.725 $2.624 $2.512 $2.447 $2.407 $2.351 $2.245
 Number of accumulation units outstanding
   at end of period (in thousands).......   1,473   1,333    989    905    886    884    929    881
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation unit value at beginning of
   period................................ $ 4.201 $ 3.647 $2.876 $2.993 $2.700 $2.524 $2.123 $2.123
 Accumulation unit value at end of
   period................................ $ 5.168 $ 4.201 $3.647 $2.876 $2.993 $2.700 $2.524 $2.123
 Number of accumulation units outstanding
   at end of period (in thousands).......  10,299  10,505  9,212  8,279  7,023  7,323  6,220  5,565


                                           1989   1988
                                          ------ ------
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation unit value at beginning of
   period................................     --     --
 Accumulation unit value at end of
   period................................     --     --
 Number of accumulation units outstanding
   at end of period (in thousands).......     --     --
 DC-II
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 25, 1982)
 Accumulation unit value at beginning of
   period................................ $2.385 $2.244
 Accumulation unit value at end of
   period................................ $2.641 $2.385
 Number of accumulation units outstanding
   at end of period (in thousands).......    594    433
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation unit value at beginning of
   period................................ $3.915 $3.331
 Accumulation unit value at end of
   period................................ $4.874 $3.915
 Number of accumulation units outstanding
   at end of period (in thousands).......  1,156  1,011
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation unit value at beginning of
   period................................ $1.951 $1.840
 Accumulation unit value at end of
   period................................ $2.103 $1.951
 Number of accumulation units outstanding
   at end of period (in thousands).......    718    628
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation unit value at beginning of
   period................................ $1.766 $1.566
 Accumulation unit value at end of
   period................................ $2.123 $1.766
 Number of accumulation units outstanding
   at end of period (in thousands).......  5,227  4,631

                                                           YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------
                                           1997    1996    1995   1994   1993   1992   1991   1990
                                          ------- ------- ------ ------ ------ ------ ------ ------
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation unit value at beginning of
   period................................ $ 6.533 $ 5.478 $4.257 $4.204 $3.524 $3.050 $2.004 $2.278
 Accumulation unit value at end of
   period................................ $ 7.896 $ 6.533 $5.478 $4.257 $4.204 $3.524 $3.050 $2.004
 Number of accumulation units outstanding
   at end of period (in thousands).......  11,032  10,979  9,081  6,923  4,940  3,276  2,113  1,455
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1985)
 Accumulation unit value at beginning of
   period................................ $ 2.421 $ 2.333 $2.034 $2.093 $1.993 $1.929 $1.702 $1.571
 Accumulation unit value at end of
   period................................ $ 2.606 $ 2.421 $2.333 $2.034 $2.093 $1.993 $1.929 $1.702
 Number of accumulation units outstanding
   at end of period (in thousands).......   1,035   1,141  1,149    994    942    802    736    582
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1985)
 Accumulation unit value at beginning of
   period................................ $ 2.848 $ 2.353 $1.738 $1.735 $1.605 $1.522 $1.190 $1.255
 Accumulation unit value at end of
   period................................ $ 3.745 $ 2.848 $2.353 $1.738 $1.735 $1.605 $1.522 $1.190
 Number of accumulation units outstanding
   at end of period (in thousands).......   5,415   4,378  3,153  2,376  1,862  1,437    871    595
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation unit value at beginning of
   period................................ $ 2.021 $ 1.817 $1.417 $1.483 $1.391 $1.308 $1.138 $1.106
 Accumulation unit value at end of
   period................................ $ 2.396 $ 2.021 $1.817 $1.417 $1.483 $1.391 $1.308 $1.138
 Number of accumulation units outstanding
   at end of period (in thousands).......   1,291   1,193    923    693    498    317    187     94
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation unit value at beginning of
   period................................ $ 1.483 $ 1.329 $1.181 $1.220 $0.924 $0.979 $0.877 $1.000
 Accumulation unit value at end of
   period................................ $ 1.469 $ 1.483 $1.329 $1.181 $1.220 $0.924 $0.979 $0.877
 Number of accumulation units outstanding
   at end of period (in thousands).......   5.864   5,996  4,520  3,640  1,495    553    220     52
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation unit value at beginning of
   period................................ $ 1.490 $ 1.223 $1.000     --     --     --     --     --
 Accumulation unit value at end of
   period................................ $ 1.933 $ 1.490 $1.223     --     --     --     --     --
 Number of accumulation units outstanding
   at end of period (in thousands).......   6,877   3,874    558     --     --     --     --     --


                                           1989   1988
                                          ------ ------
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation unit value at beginning of
   period................................ $1.858 $1.490
 Accumulation unit value at end of
   period................................ $2.278 $1.858
 Number of accumulation units outstanding
   at end of period (in thousands).......  1,037    787
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1985)
 Accumulation unit value at beginning of
   period................................ $1.406 $1.313
 Accumulation unit value at end of
   period................................ $1.571 $1.406
 Number of accumulation units outstanding
   at end of period (in thousands).......    845    764
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1985)
 Accumulation unit value at beginning of
   period................................ $0.975 $0.850
 Accumulation unit value at end of
   period................................ $1.255 $0.975
 Number of accumulation units outstanding
   at end of period (in thousands).......    275    116
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation unit value at beginning of
   period................................ $1.000     --
 Accumulation unit value at end of
   period................................ $1.106     --
 Number of accumulation units outstanding
   at end of period (in thousands).......     18     --
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation unit value at beginning of
   period................................     --     --
 Accumulation unit value at end of
   period................................     --     --
 Number of accumulation units outstanding
   at end of period (in thousands).......     --     --
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation unit value at beginning of
   period................................     --     --
 Accumulation unit value at end of
   period................................     --     --
 Number of accumulation units outstanding
   at end of period (in thousands).......     --     --

                        PERFORMANCE RELATED INFORMATION



    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



    The Advisers, Bond, Calvert Social Balanced, Capital Appreciation, Dividend and Growth, Index, International Opportunities, Money Market, Mortgage Securities, and Stock Sub-Accounts may include total return in advertisements or other sales material.



    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are net of all Fund level management fees and charges and the charge for mortality, expense risk and administrative undertakings.



    In addition to the standardized total return, the Sub-Account may advertise a NON-STANDARDIZED TOTAL RETURN. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charges and the charge for mortality, expense risk and administrative undertakings are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



    The Bond and Mortgage Securities Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner:
The net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.



    The Money Market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.



    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                        HARTFORD LIFE INSURANCE COMPANY



    Hartford Life Insurance Company ("Hartford", "we" or "us") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS



                                EFFECTIVE
                                 DATE OF
RATING AGENCY                    RATING     RATING                   BASIS OF RATING
------------------------------  ---------   -----   --------------------------------------------------
A.M. Best and Company, Inc....   9/9/97       A+    Financial soundness and operating performance.
Standard & Poor's.............   1/23/98     AA     Insurer financial strength
Duff & Phelps.................   1/23/98     AA+    Claims paying ability



                             THE SEPARATE ACCOUNTS



    Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and a series of Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including this Contract. Contributions are held in DC-I during the Accumulation Period and in DC-II during the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Accounts DC-I and Separate Account DC-II, respectively, on December 31, 1987.



    Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Accounts or Hartford.



    Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:



- Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.



- Is not subject to the liabilities arising out of any other business Hartford may conduct.



- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.



- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.



- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.



    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNTS. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.



                                   THE FUNDS



    Each Hartford HLS Fund is sponsored by us and is incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each Hartford HLS Fund. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company, Inc. ("HIMCO"), serve as sub-investment advisors and provide day to day investment services.


    Calvert Asset Management Company serves as investment advisor and manages the fixed-income portion of the Calvert Social Balanced Portfolio. The sub-advisor to the Portfolio is NCM Capital Management Group, Inc. ("NCM"). NCM manages the equity portion of the Portfolio.


    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Fund's expenses are more fully described in the accompanying Fund's prospectuses and Statements of Additional Information, which may be ordered from us. The Fund's prospectuses should be read in conjunction with this Prospectus before investing.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES.



    The investment goals of each of the Funds are as follows:



HARTFORD HLS FUNDS



  HARTFORD ADVISERS HLS FUND:



    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



  HARTFORD BOND HLS FUND:



    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for each of the Hartford HLS Funds entitled "Hartford Bond HLS Fund, Inc. -- Investment Policies." Sub-advised by HIMCO.



  HARTFORD CAPITAL APPRECIATION HLS FUND:



    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



  HARTFORD DIVIDEND AND GROWTH HLS FUND:



    Seeks a high level of current income consistent with growth of capital and reasonable investment risk. Sub-advised by Wellington Management.



  HARTFORD INDEX HLS FUND:



    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



  HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND:



    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



  HARTFORD MORTGAGE SECURITIES HLS FUND:



    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.



  HARTFORD STOCK HLS FUND:



    Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.



  HARTFORD MONEY MARKET HLS FUND:



    Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY AND AFFILIATES. HARTFORD INDEX HLS FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

CALVERT FUND



  CALVERT SOCIAL BALANCED PORTFOLIO:


    Seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunities and which satisfy the social criteria established for the Portfolio.


ALL FUNDS



    The Advisers Sub-Account was not available under Contracts issued prior to May 2, 1983. The Capital Appreciation Sub-Account was not available under Contracts issued prior to May 1, 1984. The Mortgage Securities Sub-Account was not available under Contracts issued prior to January 15, 1985. The Index Sub-Account was not available under Contracts issued prior to May 1, 1987. The Dividend and Growth Sub-Account was not available under Contracts issued prior to May 1, 1995. Funds not available prior to the issue date of a Contract may be requested in writing by the Contract Owner.



    MIXED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed funding, as disclosed in the Funds' prospectus.



    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Accounts and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;



- Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;



-  Arrange for the handling and tallying of proxies received from Contract
    Owners;



- Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.



    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.



    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

                             GENERAL ACCOUNT OPTION



    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.



    The General Account option is part of our General Account that includes our company assets.



    DECLARED RATE OF INTEREST -- We credit interest on Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. We determine the declared interest rate for any quarter. We may change the declared interest rate for any subsequent quarter in our discretion.



    We will guarantee the declared interest rate for any quarter to the end of that calendar year. Any change in the declared interest rate will be declared before the start of the quarter.



    GUARANTEED RATE OF INTEREST -- For each subsequent calendar year, we will credit each Contribution with interest at a rate guaranteed for the entire year (the "Guaranteed Interest Rate"). The Guaranteed Interest Rate for a calendar year will be determined at the end of the preceding calendar year. We may, from time to time, credit interest at rates in excess of the Guaranteed Interest Rate.



    DISTRIBUTIONS AND TRANSFERS -- We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred or subject to a market value adjustment.



            ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS



    IMPORTANT INFORMATION YOU SHOULD KNOW: THE CONTRACTS MAY CONTAIN ADDITIONAL SEPARATE ACCOUNTS. THE PORTION OF THE CONTRACT RELATING TO ADDITIONAL SEPARATE ACCOUNTS IS NOT REGISTERED UNDER THE 1933 ACT AND THE ADDITIONAL SEPARATE ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE 1940 ACT. NEITHER THE ADDITIONAL SEPARATE ACCOUNTS NOR ANY INTEREST IN THE ADDITIONAL SEPARATE ACCOUNTS IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING ANY OF THE ADDITIONAL SEPARATE ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE ADDITIONAL SEPARATE ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



    Additional separate accounts may be offered under the Contracts. These separate accounts and their sub-accounts are not described in this Prospectus. Contract fees and charges will generally apply, including contingent deferred sales charges, mortality expense risk and administrative charges, and other charges. These charges may be similar to or different from the fees and charges described in this Prospectus with respect to the Separate Accounts.

                                CONTRACT CHARGES



    CONTINGENT DEFERRED SALES CHARGE ("SALES CHARGE"): The purpose of the Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:



-  the cost of preparing sales literature,



- commissions and other compensation paid to distributing organizations and their sales personnel, and



-  other distribution related activities.



    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.



    There is no deduction for Sales Charge at the time Contributions are made to the Contract. The Sales Charge is deducted from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.



 PARTICIPANT'S CONTRACT YEARS                      SALES CHARGE
 ------------------------------------------------  ------------
 During the First and Second Year................     5        %
 During the Third and Fourth Year................     4        %
 During the Fifth Year...........................     3        %
 During the Sixth Year...........................     2        %
 During the Seventh Year.........................     1        %
 During the Eighth Year and thereafter...........     0        %



    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts", page - ). The Sales Charge will never exceed 8.5% of aggregate Contributions to a Participant's Account.



    When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.



- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge).



    If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.



- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.



IS THERE EVER A TIME WHEN THE SALES CHARGE DOES NOT APPLY?



    We will waive the Sales Charge for certain Eligible Surrenders. An Eligible Surrender is a withdrawal that is (1) made because of a Qualifying Event and (2) payable directly to the Participant, or if applicable, the Beneficiary. A Qualifying Event is the Participant's:



-  death;



-  financial hardship, as defined in the Plan;



-  separation from service; or



-  retirement.



    A transfer to a Plan funding vehicle issued by another investment provider is not an Eligible Surrender. The Sales Charge does not apply to a transfer of Contract values from this Contract to another group annuity contract issued by us or one of our affiliates. This waiver may not be available in all States.

    No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states.



    MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Accounts during the life of the Contract. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:



                                                           SEPARATE
                                                           ACCOUNT
                                                         ------------
                                                         DC-I   DC-II
                                                         -----  -----
Rate per annum
  (Contract values of $50,000,000 or less).............  0.90%  1.25%
Rate per annum
  (Contract values in excess of $50,000,000)...........  0.75%  1.25%



    We will determine eligibility for the lower per annum rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for Mortality, Expense Risk and Administrative Undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.



    Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, including certain administrative expenses, if greater than the deductions provided for in the Contracts because of our expense and mortality undertakings.



    There are two types of mortality risks:



-  mortality risks during the Accumulation Period



-  mortality risks during the Annuity Period



    We take a mortality risk in the Accumulation Period because we assume the mortality risk for the death benefit in event of the death of an Annuitant before commencement of Annuity payments, in periods of declining value.



    We take a mortality risk during the Annuity Period because we agree to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. We also assume the liability for payment of a minimum death benefit under the Contract. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.



    The administrative undertaking provided by Hartford assures the Contract Owner that administration will be provided throughout the entire life of the Contract.



    We may reduce the rate charged for the mortality, expense risk and administrative undertakings under the Contracts (see "Experience Rating under the Contracts," below). The rate charged for the mortality, expense risk, and administrative undertakings may be periodically increased but will not exceed 2.00% per year, provided, however, that no such increase will occur unless the Commission first approves such increase.



    PREMIUM TAXES: Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.



                                 THE CONTRACTS



    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. They are designed to fund certain Deferred Compensation Plans established under section 457 of the Code for employees and other eligible service providers of states and their political subdivisions and certain other organizations exempt from taxation. The Contracts may also be issued in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.



    For Deferred Compensation Plans established under section 457 of the Code for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.



    For Deferred Compensation Plans that are Plans established under section 457(b) of the Code by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Such Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to Deferred Compensation Plans under section 457(f) of the Code.



    PURCHASE OF A CONTRACT: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.



    CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. The Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.



    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two business days after we receive your properly completed application and the initial Contribution at our Administrative Office.



    If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two business days after the application is made complete. However, if an incomplete application is not made complete within five business days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.



    Subsequent Contributions properly designated for your Participant Account are priced on the Valuation Day that we receive the Contribution at our Administrative Office.


MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?


    Yes, you can transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another during the Accumulation Period. You can make transfers between Sub-Accounts and changes in Sub-Account allocations by written request or by calling 1-800-528-9009. Any transfers or changes made in writing will be effected as of the date we receive the request at our Administrative Office.



    If available under your Employer's Plan, you may also transfer amounts to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states.



    The following transfer restrictions apply to Contracts issued or amended on or after May 1, 1992:


    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Money Market Fund Sub-Account, or to any money market sub-account established in the future, are prohibited.

    Similarly, transfers of assets presently held in the Money Market Fund Sub-Account, or any money market sub-account established in the future, or which where held in any of these Sub-Accounts during the preceding three months, to the General Account are prohibited.


    We, or our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded.



    IT IS YOUR RESPONSIBILITY TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE US AT OUR ADMINISTRATIVE OFFICE OF ANY INACCURACIES WITHIN 30 DAYS OF THE DATE YOU RECEIVE YOUR CONFIRMATION.



    The right to reallocate Contract values is subject to modification by us if we determine, in our sole opinion, that the exercise of that right by one or more Participants or Contract Owners is, or would be, to the disadvantage of other Participants or Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS OR PARTICIPANTS.



    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Money Market Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Money Market Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.


    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.



HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?



    Your Participant Account value reflects the value of amounts under your Participant Account allocated to the General Account option and the Sub-Accounts. Your Participant Account value is reflected on your quarterly statement. You can also call 1-800-528-9009 to obtain your most current Participant Account value.



    SUB-ACCOUNT VALUES -- Your Sub-Account value on the date your Participant Account is first established is the amount of the Contribution allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account value reflects any variation of the income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account. There is no assurance that the value in the Sub-Accounts will equal or exceed the Contributions made to such Sub-Accounts.



    ACCUMULATION UNITS -- The number of Accumulation Units credited to a Sub-Account is determined by dividing the dollar amount you allocated to that Sub-Account by the value of one Accumulation Unit for that Sub-Account. Contributions made or Contract values allocated to a Sub-Account increase the number of Accumulation Units of that Sub-Account. Surrenders and transfers out of a Sub-Account result in a decrease in the number of Accumulation Units of the Sub-Account. Accumulation Units are valued as of the end of the Valuation Period.



    ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.



    NET INVESTMENT FACTOR -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:



    (a) Is the net asset value of the Fund held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Fund);



    (b) Is the net asset value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period;



    (c) Is a daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.

HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.


                                 DEATH BENEFITS



    DETERMINATION OF THE BENEFICIARY -- The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.



    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:



- DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.



- DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the Date we receive Due Proof of Death at our Administrative Offices.



    CALCULATION OF THE DEATH BENEFIT -- If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVED NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.



    If the payable amount is taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.



    You may apply the death benefit payment to any one of the Annuity payment options under DC-II (see "Annuity payment options" commencing on page - ) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payment option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis, or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?" commencing on page - ).



    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, we will make the payments described below to the Beneficiary under the following Annuity payment options, subject to the specific terms of those Annuity payment options:



x  Life Annuity with 120, 180 or 240 Monthly Payments Certain (Option 2)



x  Unit Refund Life Annuity (Option 3)



x  Joint and Last Survivor Life Annuity (Option 4)



x  Payments for a Designated Period (Option 5)

                             SETTLEMENT PROVISIONS



    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:



    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payment option. (See "Annuity payment options?" commencing on page - .) At any time in the interim, a Contract Owner may surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.



    2. TO PROVIDE ANNUITY PAYMENTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity payment option under the Contract. (See "Annuity payment options" commencing on page - .)



    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the net Termination Value next computed after we receive a written surrender request for complete surrender at our Administrative Offices. Payment will normally be made within seven days after we receive the written request.



    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any contingent deferred sales charges from the partial Surrender (see "Contract Charges" commencing on page
 - ).



CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY
PERIOD?


    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?



    Once Annuity payments have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement.


WHAT ARE ANNUITY RIGHTS?


    Annuity Rights entitle the Contract Owner to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.



HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYMENT OPTION?



    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payment option. The Annuity Commencement Date may be the first day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.



    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.



    The contract contains five Annuity payment options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain. However, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (See "Federal Tax Consequences" beginning on page - ).

WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?


    The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.00.



HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?



    During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payments.



    At the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any sales charges or other expenses, with the exception of charges for any applicable Premium Taxes.



CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?



    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?" commencing on page - .) In this context, such modifications would have become effective on or before that anniversary.



    Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a Contract will not preclude a Contract Owner form applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.



ANNUITY PAYMENT OPTIONS:



OPTION 1: LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.



- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.



OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.



OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:


                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented by         number of monthly
 (b)  =  each monthly Annuity Payment made         X    Annuity Payments made


    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.



- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.



- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.



OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.



- Option 5 does not involve life contingencies and does not provide any mortality guarantee.



- Surrenders are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges. (See "Contract Charges" commencing on page - .)



    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT FOR OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.



    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.



    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.


HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?


    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How is the Accumulation Unit value determined?" commencing on page - ) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.



    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.



    The first monthly payment varies according to the Annuity payment option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.


    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a Variable Annuity is determined:


                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 1. Net amount applied........................................  $ 139,782.50
 2. Initial monthly income per $1,000 of payment applied......          6.13
 3. Initial monthly payment (1 X 2  DIVIDED BY 1,000).........  $     856.87
 4. Annuity Unit Value........................................         3.125
 5. Number of monthly annuity units (3 X 4)...................       274.198
 6. Assume annuity unit value for second month equal to.......         2.897
 7. Second monthly payment (6 X 5)............................  $     794.35
 8. Assume annuity unit value for third month equal to                 3.415
 9. Third month payment (8 X 5)...............................  $     936.39


    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.


                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT A CONTRACT INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

B. HARTFORD AND DC-I AND DC-II

    DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While Hartford has no reason to believe that DC-I will be taxed other than as described above, in the event that it is, the taxation of DC-I and DC-II would be identical.

    DC-II is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?" commencing on page
 - .) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.

C. INFORMATION REGARDING CODE SECTION 457 DEFERRED COMPENSATION PLANS

    These Contracts are designed for use in connection with Eligible Deferred Compensation Plans established and maintained by state or local governments or tax-exempt organizations. The rules applicable to Eligible Deferred Compensation Plans are complex and may vary depending on individual circumstances. Adverse tax consequences may result from contributions that exceed applicable limitations, distributions that do not conform to applicable commencement and minimum distribution rules, and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts when owned by eligible employers in connection with Eligible Deferred Compensation Plans. Contract Owners, Participants and Beneficiaries should be aware that Hartford's administrative procedures do not encompass all applicable contribution, distribution and other requirements and that Contract Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, Contract Owners, Participants and Beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences. Contract Owners, Participants and Beneficiaries are cautioned that the rights of any person to any benefits under an Eligible Deferred Compensation Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with the Contract, unless Hartford specifically consents to be bound. A brief description of some of the federal income tax rules which apply to Deferred Compensation Plans is set forth below. Hartford may amend the Contract as necessary to conform to the requirements of applicable law.

  1. DEFERRED COMPENSATION PLANS UNDER SECTION 457

    Employees and independent contractors performing services for eligible employers may have contributions made to an Eligible Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. For these purposes, the term "State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or for 1998, $8,000 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.

    An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996 the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such Eligible governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.

    In general, distributions from a Section 457 Deferred Compensation Plan are prohibited under Section 457 unless made after the participating employee attains age 70 1/2, separates from service under Section 457, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.

  2. FEDERAL INCOME TAX AND TAX PENALTIES.

    In general, deferred amounts under a Section 457 Deferred Compensation Plan are taxed as ordinary wage income when amounts are paid or otherwise made available to the Participant or Beneficiary.

    A. MINIMUM REQUIRED DISTRIBUTIONS

      If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

      A Participant's interest in a Deferred Compensation Plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the Participant attains age 70 1/2 or (ii) the calendar year in which the Participant retires from service with the employer sponsoring the plan ("required beginning date"). The entire interest of the Participant must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

      If a Participant dies before distributions begin, the Participant's entire interest must generally be distributed within fifteen (15) years of his or her death or, if the designated Beneficiary is the Participant's surviving spouse, over a period not extending beyond the life expectancy of the surviving spouse. If the Beneficiary is the Participant's surviving spouse, distributions may be delayed until the Participant would have attained age 70 1/2.

      If a Participant dies after reaching his or her required beginning date or after distributions have commenced, the Participant's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the Participant's death.

    B. WITHHOLDING

      In general, distributions from Section 457 Deferred Compensation Plans are subject to regular wage withholding rules.

D. DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated assets account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investment, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The IRS has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

F. NON-NATURAL PERSONS, CORPORATIONS

    The annual increase in the value of the contract is currently includable in gross income of a non-natural person, unless the non-natural person is holding as an agent for a natural person. There are additional exceptions to this general rule of inclusion for (i) certain annuities held by a structured settlement company, (ii) certain annuities held by an employer with respect to a terminated pension plan and (iii) certain immediate annuities. A non-natural person, which is a tax-exempt entity for federal tax purposes, will not be subject to income tax as a result of this provision.

G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


                                MORE INFORMATION



CAN A CONTRACT BE MODIFIED?



    Subject to any federal and state regulatory restrictions, the Contracts may be modified at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.



    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.



    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.



CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?



    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

HOW ARE THE CONTRACTS SOLD?



    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD. The principal business address of HSD is the same as that of Hartford.



    The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.


    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


    Commissions will be paid by Hartford and will not be more than 5.0% of Contributions and 0.25% annually on Participants' Account values. Sales compensation may be reduced. Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.


    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.


WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?

    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel, Hartford Life Insurance Company, P.O. Box 2999, Hartford, CT 06104-2999.

YEAR 2000

    The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.

    As an insurance and financial services company, Hartford has thousands of individual and business customers that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payments dates and the like. In addition, Hartford has business relationships with numerous third parties that affect virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.

    Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999.

    In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third-party relationships and is in the process of developing contingency plans.

    The costs of addressing the Year 2000 issue that have been incurred through the six months ended June 30, 1998 have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operations.

ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?

    The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:


    Hartford Life Insurance Company
    Attn: Service Center Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                       PAGE
------------------------------------------------------------  ----
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..............
SAFEKEEPING OF ASSETS.......................................
INDEPENDENT PUBLIC ACCOUNTANTS..............................
DISTRIBUTION OF CONTRACTS...................................
CALCULATION OF YIELD AND RETURN.............................
PERFORMANCE COMPARISONS.....................................
FINANCIAL STATEMENTS........................................

                                    PART B

                     STATEMENT OF ADDITIONAL INFORMATION

                      HARTFORD LIFE INSURANCE COMPANY
          SEPARATE ACCOUNT DC-I AND SEPARATE ACCOUNT TWO (DC-II)


                  Group Variable Annuity Contracts Issued by
                       Hartford Life Insurance Company
                        With Respect to DC-I and DC-II


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: AMS Service Center Administration, P.O. Box 2999, Hartford, CT 06104-2999.





Date of Prospectus:  May 1, 1999
Date of Statement of Additional Information:  May 1, 1999








33-19944

                               TABLE OF CONTENTS


SECTION                                                                   PAGE
-------                                                                   ----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY............................

SAFEKEEPING OF ASSETS.....................................................

INDEPENDENT PUBLIC ACCOUNTANTS............................................

DISTRIBUTION OF CONTRACTS.................................................

CALCULATION OF YIELD AND RETURN...........................................

PERFORMANCE COMPARISONS...................................................

FINANCIAL STATEMENTS......................................................

                DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD RATINGS

------------------------------------------------------------------------------
    RATING AGENCY        EFFECTIVE     RATING     BASIS OF RATING
                          DATE OF
                          RATING
------------------------------------------------------------------------------
A.M. Best and Company,    9/9/97        A+        Financial soundness and
Inc.                                              operating performance.
------------------------------------------------------------------------------
Standard & Poor's        1/23/98        AA        Insurer Financial Strength
------------------------------------------------------------------------------
Duff & Phelps            1/23/98        AA+       Claims paying ability
------------------------------------------------------------------------------

                             SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. These assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                           DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Compensation will be paid by Hartford to registered representatives for the sale of Contracts up to a maximum of 5% on Contributions and .50% annually on Individual Participants? Account Values. Sales compensation may be reduced.

The offering of the Separate Account contracts is continuous.

                          CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     ] - 1

THE MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

The yield and effective yield for the seven day period ending December 31, 1997 for the Money Market Fund Sub-Account was as follows:

The yield and effective yield for the seven day period ending December 31, 1997 is as follows:

DC I (.75% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS             YIELD          EFFECTIVE YIELD
------------------------------------------------------------------------------
Money Market Fund *      4.60%                4.71%
------------------------------------------------------------------------------

* Yield and effective yield for the seven day period ending December 31, 1997.

DC I (.90% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS             YIELD          EFFECTIVE YIELD
------------------------------------------------------------------------------
Money Market Fund *      4.46%                4.56%
------------------------------------------------------------------------------

* Yield and effective yield for the seven day period ending December 31, 1997.

DC II (1.25% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS             YIELD          EFFECTIVE YIELD
------------------------------------------------------------------------------
Money Market Fund *      4.11%                4.22%
------------------------------------------------------------------------------

* Yield and effective yield for the seven day period ending December 31, 1997.

YIELDS OF BOND FUND AND MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of the above Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

DC I (.75% MORTALITY AND EXPENSE RISK CHARGE)


------------------------------------------------------------------------------
SUB-ACCOUNTS                                              YIELD
------------------------------------------------------------------------------
Bond Fund **                                              5.55%
------------------------------------------------------------------------------
Mortgage Securities Fund **                               5.87%
------------------------------------------------------------------------------

**  Yield quotation based on a 30 day period ended December 31, 1997.

DC I (.90% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS                                              YIELD
------------------------------------------------------------------------------
Bond Fund **                                              5.39%
------------------------------------------------------------------------------
Mortgage Securities Fund **                               5.71%
------------------------------------------------------------------------------

**  Yield quotation based on a 30 day period ended December 31, 1997.

DC II (1.25% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS                                              YIELD
------------------------------------------------------------------------------
Bond Fund **                                              5.02%
------------------------------------------------------------------------------
Mortgage Securities Fund **                               5.34%
------------------------------------------------------------------------------

**  Yield quotation based on a 30 day period ended December 31, 1997.


CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered.
The formula for total return used herein includes three steps:
(1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

For the fiscal year ended December 31, 1997, the standardized average annual total return quotations for the Sub-Accounts listed were as follows:

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997

DC I (.75% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund      3/31/83           17.40%        13.02%         12.47%
------------------------------------------------------------------------------
Bond Fund          8/31/77            4.99%         5.42%          7.21%
------------------------------------------------------------------------------
Capital
Appreciation Fund   4/2/84           15.36%        16.79%         18.05%
------------------------------------------------------------------------------
Dividend & Growth
Fund                3/8/94           24.36%          na           21.18%
------------------------------------------------------------------------------
Index Fund          5/1/87           25.04%        17.61%         15.77%
------------------------------------------------------------------------------
International
Opportunities
Fund                7/2/90           -5.39%         8.73%          4.81%
------------------------------------------------------------------------------
Mortgage
Securities Fund     1/1/85            2.79%         4.62%          6.86%
------------------------------------------------------------------------------
Stock Fund         8/31/77           23.88%        17.55%         15.55%
------------------------------------------------------------------------------
Money Market Fund  6/30/80            -.69%         2.45%          4.19%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio         12/31/88           13.22%        10.58%         10.81%
------------------------------------------------------------------------------

* Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.

DC I (.90% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund      3/31/83           17.22%         12.95%        12.45%
------------------------------------------------------------------------------
Bond Fund          8/31/77            4.83%          5.37%         7.19%
------------------------------------------------------------------------------
Capital
Appreciation Fund   4/2/84           15.19%         16.74%        18.02%
------------------------------------------------------------------------------
Dividend & Growth
Fund                3/8/94           24.17%           na          21.09%
------------------------------------------------------------------------------
Index Fund          5/1/87           24.85%         17.57%        15.75%
------------------------------------------------------------------------------
International
Opportunities Fund  7/2/90           -5.53%          8.67%         4.78%
------------------------------------------------------------------------------
Mortgage Securities
Fund                1/1/85            2.64%          4.56%         6.83%
------------------------------------------------------------------------------
Stock Fund         8/31/77           23.69%         17.49%        15.52%
------------------------------------------------------------------------------
Money Market Fund  6/30/80            -.83%          2.40%         4.16%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio         12/31/88           13.04%         10.52%        10.78%
------------------------------------------------------------------------------

* Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.

DC II (1.25% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund     3/31/83            16.87%        12.84%         12.39%
------------------------------------------------------------------------------
Bond Fund         8/31/77             4.47%         5.23%          7.12%
------------------------------------------------------------------------------
Capital
Appreciation Fund  4/2/84            14.83%        16.60%         17.95%
------------------------------------------------------------------------------
Dividend & Growth
Fund               3/8/94            23.74%          na           20.88%
------------------------------------------------------------------------------
Index Fund         5/1/87            24.92%        17.58%         15.76%
------------------------------------------------------------------------------
International
Opportunities Fund 7/2/90            -5.86%         8.53%          4.69%
------------------------------------------------------------------------------
Mortgage
Securities Fund    1/1/85             2.28%         4.43%          6.76%
------------------------------------------------------------------------------
Stock Fund        8/31/77            23.27%        17.35%         15.45%
------------------------------------------------------------------------------
Money Market Fund 6/30/80            -1.18%         2.28%          4.10%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio        12/31/88            12.65%        10.38%         10.70%
------------------------------------------------------------------------------

*Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

For the fiscal year ended December 31, 1997, the non-standardized annualized total return quotations for the Sub-Accounts listed were as follows:

NON-STANDARDIZED ANNUALIZED TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997

DC I (.75% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund      3/31/83            23.58%        14.04%        12.76%
------------------------------------------------------------------------------
Bond Fund          8/31/77            10.52%         6.51%         7.54%
------------------------------------------------------------------------------
Capital
Appreciation Fund   4/2/84            21.43%        17.69%        18.24%
------------------------------------------------------------------------------
Dividend & Growth
Fund                3/8/94            30.90%          na          22.36%
------------------------------------------------------------------------------
Index Fund          5/1/87            31.62%        18.49%        16.00%
------------------------------------------------------------------------------
International
Opportunities Fund  7/2/90             -.41%         9.92%         5.39%
------------------------------------------------------------------------------
Mortgage Securities
Fund                1/1/85             8.20%         5.70%         7.19%
------------------------------------------------------------------------------
Stock Fund         8/31/77            30.40%        18.43%        15.78%
------------------------------------------------------------------------------
Money Market Fund  6/30/80             4.54%         3.51%         4.51%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio         12/31/88            19.18%        11.69%        11.23%
------------------------------------------------------------------------------

*Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.

NON-STANDARDIZED ANNUALIZED TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997

DC I (.90% MORTALITY AND EXPENSE RISK CHARGE)


------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund      3/31/83            23.39%        13.98%        12.74%
------------------------------------------------------------------------------
Bond Fund          8/31/77            10.35%         6.46%         7.52%
------------------------------------------------------------------------------
Capital
Appreciation Fund   4/2/84            21.25%        17.64%       18.21%
------------------------------------------------------------------------------
Dividend & Growth
Fund                3/8/94            30.70%          na         22.28%
------------------------------------------------------------------------------
Index Fund          5/1/87            31.42%        18.45%       15.98%
------------------------------------------------------------------------------
International
Opportunities Fund  7/2/90             -.56%         9.86%        5.35%
------------------------------------------------------------------------------
Mortgage
Securities Fund     1/1/85             8.04%         5.64%        7.16%
------------------------------------------------------------------------------
Stock Fund         8/31/77            30.20%        18.37%       15.75%
------------------------------------------------------------------------------
Money Market Fund  6/30/80             4.39%         3.46%        4.48%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio         12/31/88            18.99%        11.64%       11.20%
------------------------------------------------------------------------------

*Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.

NON-STANDARDIZED ANNUALIZED TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997

DC II (1.25% MORTALITY AND EXPENSE RISK CHARGE)

------------------------------------------------------------------------------
SUB-ACCOUNTS      INCEPTION          1 YEAR        5 YEAR      10 YEAR OR
                    DATE                                          SINCE
                                                                INCEPTION*
------------------------------------------------------------------------------
Advisers Fund      3/31/83            23.02%        13.87%        12.68%
------------------------------------------------------------------------------
Bond Fund          8/31/77             9.97%         6.32%         7.45%
------------------------------------------------------------------------------
Capital
Appreciation Fund   4/2/84            20.87%        17.51%        18.14%
------------------------------------------------------------------------------
Dividend & Growth
Fund                3/8/94            30.25%          na          22.08%
------------------------------------------------------------------------------
Index Fund          5/1/87            31.49%        18.46%        15.99%
------------------------------------------------------------------------------
International
Opportunities Fund  7/2/90             -.91%         9.73%         5.26%
------------------------------------------------------------------------------
Mortgage Securities
Fund                1/1/85             7.66%         5.51%         7.09%
------------------------------------------------------------------------------
Stock Fund         8/31/77            29.76%        18.23%        15.68%
------------------------------------------------------------------------------
Money Market Fund  6/30/80             4.02%         3.33%         4.42%
------------------------------------------------------------------------------
Calvert Social
Balanced
Portfolio         12/31/88            18.58%        11.50%        11.12%
------------------------------------------------------------------------------

*Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.


                              PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain
Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2) Not applicable. Hartford maintains custody of all assets pursuant to an exemptive order granted on December 1, 1981.

          (3)  (a)  Principal Underwriting Agreement.(2)

               (b)  Form of Dealer Agreement.(2)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(2)

          (6)  (a)  Articles of Incorporation of Hartford.(3)

               (b)  Bylaws of Hartford.(2)

          (7)  Not applicable.

          (8)  Participation Agreement.(1)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

         (10)  Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11)  No financial statements are omitted.

         (12)  Not applicable.

--------------------------------
          (1) Incorporated herein by reference to the Post Effective Amendment No. 9, to the Registration Statement File No. 33-19944, dated May 1, 1995.

          (2) Incorporated herein by reference to the Post Effective Amendment No. 10, to the Registration Statement File No. 33-19944, dated May 1, 1996.

          (3) Incorporated herein by reference to the Post Effective Amendment No. 12, to the Registration Statement File No. 33-19944, filed on April 16, 1997.

         (13)  Not applicable.

         (14)  Not applicable.

         (15)  Copy of Power of Attorney.

         (16)  Organizational Chart.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------------------------------------------
NAME                           POSITION WITH HARTFORD
-------------------------------------------------------------------------------
Dong H. Ahn                    Vice President
-------------------------------------------------------------------------------
Wendell J. Bossen              Vice President
-------------------------------------------------------------------------------
Gregory A. Boyko               Senior Vice President, Director*
-------------------------------------------------------------------------------
Peter W. Cummins               Senior Vice President
-------------------------------------------------------------------------------
Ann M. deRaismes               Senior Vice President
-------------------------------------------------------------------------------
Timothy M. Fitch               Vice President and Actuary
-------------------------------------------------------------------------------
David T. Foy                   Vice President
-------------------------------------------------------------------------------
Bruce D. Gardner               Vice President
-------------------------------------------------------------------------------
J. Richard Garrett             Vice President and Assistant Treasurer
-------------------------------------------------------------------------------
William A. Godfrey, III        Senior Vice President
-------------------------------------------------------------------------------
Lynda Godkin                   Senior Vice President, General Counsel and
                               Corporate Secretary, Director*
-------------------------------------------------------------------------------
Lois W. Grady                  Senior Vice President
-------------------------------------------------------------------------------
Christopher Graham             Vice President
-------------------------------------------------------------------------------
Mark E. Hunt                   Vice President
-------------------------------------------------------------------------------
Stephen T. Joyce               Vice President
-------------------------------------------------------------------------------
Michael D. Keeler              Vice President
-------------------------------------------------------------------------------
Robert A. Kerzner              Senior Vice President
-------------------------------------------------------------------------------
David N. Levenson              Vice President
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
NAME                           POSITION WITH HARTFORD
-------------------------------------------------------------------------------
Steven M. Maher                Vice President and Actuary
-------------------------------------------------------------------------------
William B. Malchodi, Jr.       Vice President
-------------------------------------------------------------------------------
Raymond J. Marra               Vice President
-------------------------------------------------------------------------------
Thomas M. Marra                Executive Vice President and Director Individual
                               Life and Annuity Division, Director*
-------------------------------------------------------------------------------
Robert F. Nolan                Senior Vice President
-------------------------------------------------------------------------------
Joseph J. Noto                 Vice President
-------------------------------------------------------------------------------
Michael C. O'Halloran          Vice President
-------------------------------------------------------------------------------
Daniel E. O'Sullivan           Vice President
-------------------------------------------------------------------------------
Craig D. Raymond               Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
Mary P. Robinson               Vice President
-------------------------------------------------------------------------------
Donald A. Salama               Vice President
-------------------------------------------------------------------------------
Timothy P. Schiltz             Vice President
-------------------------------------------------------------------------------
Lowndes A. Smith               President and Chief Operating Officer, Director*
-------------------------------------------------------------------------------
Keith A. Stevenson             Vice President
-------------------------------------------------------------------------------
Edward A. Sweeney              Vice President
-------------------------------------------------------------------------------
Judith V. Tilbor               Vice President
-------------------------------------------------------------------------------
Raymond P. Welnicki            Senior Vice President and Director, Employee
                               Benefit Division, Director*
-------------------------------------------------------------------------------
Walter C. Welsh                Senior Vice President
-------------------------------------------------------------------------------
Lizabeth H. Zlatkus            Senior Vice President, Director*
-------------------------------------------------------------------------------
David M. Znamierowski          Senior Vice President, Director*
-------------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of _______________, 1999 there were _________ Contract Owners.

Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Sec. 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Sec. 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two

          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance Company - Separate Account AMLVA

     (b)  Directors and Officers of HSD


Name and Principal              Positions and Offices
 Business Address                  With Underwriter
------------------              ---------------------
Lowndes A. Smith                President and Chief Executive Officer, Director
Thomas M. Marra                 Executive Vice President & Director
Peter W. Cummins                Senior Vice President
Lynda Godkin                    Senior Vice President, General Counsel and
                                Corporate Secretary
Donald E. Waggaman, Jr.         Treasurer
George R. Jay                   Controller


          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

33-19944

                                  SIGNATURES
                                  ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 8th day of January, 1999.

HARTFORD LIFE INSURANCE COMPANY -
(DC VARIABLE ACCOUNT I)
  (Registrant)

*By:  Thomas M. Marra                          *By: /s/ Marianne O'Doherty
     -------------------------------                ---------------------------
     Thomas M. Marra, Executive Vice President      Marianne O'Doherty
                                                    Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By:  Thomas M. Marra
     -------------------------------
     Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
    Director*
Lynda Godkin, Senior Vice President,
    General Counsel & Corporate Secretary,
    Director*
Thomas M. Marra, Executive Vice              *By: /s/ Marianne O'Doherty
    President, Director*                          --------------------------
Lowndes A. Smith, President &                     Marianne O'Doherty
    Chief Operating Officer, Director*            Attorney-In-Fact
Raymond P. Welnicki, Senior Vice
    President, Director*                          Dated: January 8, 1999
Lizabeth H. Zlatkus, Senior Vice President,
    Director*
David M. Znamierowski, Senior Vice President,
    Director*

33-19944

                                 EXHIBIT INDEX


 (9)      Opinion and Consent of Lynda Godkin, Senior Vice
          President, General Counsel & Corporate Secretary

(15)      Copy of Power of Attorney

(16)      Organizational Chart